--------------------------------------------------------------------------------
                                  SMITH BARNEY
                               SECTOR SERIES INC.
                             FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------
              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2002














                          [Logo Omitted] Smith Barney
                                         Mutual Funds
                YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)



             -------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
             -------------------------------------------------------

                                                [Graphic Omitted]Research Series

Semi-Annual Report o April 30, 2002

SMITH BARNEY FINANCIAL
SERVICES FUND

SMITH BARNEY FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citi Fund Management Inc. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in providing financial services to consumers and industries. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

FUND FACTS

FUND INCEPTION

-----------------------------------------
February 28, 2000

           Class A   Class B    Class L
-----------------------------------------
NASDAQ      sbfax     SBFBX      SFSLX


SMITH BARNEY FINANCIAL SERVICES FUND*
AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2002 (UNAUDITED)

                        WITHOUT SALES CHARGES(1)

                  Class A     Class B    Class L
--------------------------------------------------------------------------------
Six Months++        12.66%      12.18%      12.25%
--------------------------------------------------------------------------------
One-Year             2.66%       1.87%       1.87%
--------------------------------------------------------------------------------
Since Inception+    17.34%      16.45%      16.49%
--------------------------------------------------------------------------------


                          WITH SALES CHARGES(2)

                  Class A     Class B    Class L
--------------------------------------------------------------------------------
Six Months++         7.03%       7.18%      10.14%
--------------------------------------------------------------------------------
One-Year            (2.47)%     (2.96)%     (0.11)%
--------------------------------------------------------------------------------
Since Inception+    14.60%      15.29%      15.95%
--------------------------------------------------------------------------------


* Since the Fund focuses its investments on companies involved in financial services, an investment in the fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+   Inception date for Class A, B and L shares is February 28, 2000.

++  Not Annualized

--------------------------------------------------------------------------------

WHAT'S INSIDE

Your Investment in the Smith Barney
Financial Services Fund ................................   1

Letter to Our Shareholders .............................   2

Fund at a Glance .......................................   4

Schedule of Investments ................................   5

Statement of Assets and Liabilities ....................   7

Statement of Operations ................................   8

Statement of Changes in Net Assets .....................   9

Notes to Financial Statements ..........................  10

Financial Highlights ...................................  13









[Logo Omitted] Smith Barney
               Mutual Funds
YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)



  ----------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
  ----------------------------------------------------------------------------

--------------------------------------------------------------------------------
           Your Investment in the SMITH BARNEY FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

The Fund offers investors the opportunity to participate in the long-term growth potential of the financial services industry. The Fund's management team comprises a seasoned group of investment and research professionals who follow a systematic, rigorous approach designed to provide appropriate exposure to the financial sector.

[Graphic Omitted] FINANCIAL SERVICES -- A DYNAMIC MARKET SECTOR

Increased demand, combined with industry consolidation, evolving distribution channels and deregulation, may offer exciting investment opportunities in the financial services industry.

[Graphic Omitted] DIVERSIFICATION IN A TARGETED SECTOR*

An investment in the Fund offers investors a way to invest in the broad range of financial service companies both in the U.S. and abroad. The Fund's investments may include companies in a wide range of industries such as commercial banks, real estate and insurance, among others.

[Graphic Omitted] THE BENEFITS OF EXHAUSTIVE FUNDAMENTAL SECURITIES ANALYSIS--
                  THE RESEARCH SERIES

While most investors recognize that certain sectors drive the economy, we believe it is much more difficult to determine which companies within a particular sector, such as financial services, will outperform their competitors over time. The Research Series is a selection of funds built on a foundation of substantial buy-side research. Our team of experienced professionals seeks to offer you an opportunity to invest in the companies it believes are best positioned within their respective industries--companies that may offer growth potential over the long term.

Yet, when investing in a sector fund, it is important to understand that these funds may experience a significant amount of volatility, particularly in the short-term. Investors should maintain a long-term investment horizon, and should remember that sector funds may be appropriate as part of an overall portfolio that has more conservative investments.







*Please note that because the Fund invests in a single industry, its shares do not represent a complete investment program; the value of its shares may fluctuate more than shares invested in a broader range of industries.

1 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

DEAR SHAREHOLDER:

Enclosed herein is the semi-annual report for the Smith Barney Sector Series Inc.--Smith Barney Financial Services Fund (the "Fund") for the six-month period ended April 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow.We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the six months ended April 30, 2002, the Fund's Class A, shares, without sales charges, returned 12.66%. In comparison, the Goldman Sachs Financials Index(1) returned 13.72% for the same time period.Past performance is not indicative of future results.

INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in providing financial services to consumers and industry. These companies may include, for example, commercial banks, savings and loan associations, broker-dealers, investment banks, investment advisers, insurance companies, real estate-related companies, leasing companies, and consumer and industrial finance companies.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position.Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

MARKET REVIEW

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period.The U.S. Federal Reserve Board ("Fed") helped spark the rally early in the period by cutting the key federal funds rate ("fed funds rate")2 to 1.75%--its lowest level in 40 years--in an effort to pull the economy out of recession.When U.S. Gross Domestic Product ("GDP")3 grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

While the shift in Fed policy put a damper on the market rally, investors grew increasingly more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002.Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings and concerns about developments in the Middle East.As a result, many major equity market indexes ended the reporting period with only modest gains.

Although many growth stocks rallied impressively at the end of 2001, they generally underperformed value stocks for the reporting period.In the uncertain market environment, value stocks were more attractive to investors.Small- and mid-cap stocks generally outperformed large-cap stocks.Consequently, small-cap value stocks were generally the best-performing segment of the market while large-cap growth stocks were the worst.

FUND REVIEW

Over the past six months, the Fund's portfolio structure has changed to reflect the themes that our research team has found to be important in the sector.Our current portfolio positioning has overweight positions in banks, commercial services and

---------------
(1) THE GOLDMAN SACHS FINANCIALS INDEX IS COMPOSED OF COMPANIES IN THE BANKING SERVICES, BROKERAGE, ASSET MANAGEMENT, INSURANCE AND REAL ESTATE INDUSTRIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

(3) GDP IS THE MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.


2 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders diversified financial services, and underweight positions in savings & loans, insurance and REITs.This has evolved from the prior period, as our banks overweight has declined, and our diversified financials weight had moved from an underweight to an overweight position during the period.

Significant transactions were purchases of Bank of New York, Wachovia Corp., Amvescap PLC and Capital One Financial Corp. (both of which increased our overweight to diversified financial services), and sales of Bank of America Corp., Concord EFS, Inc. and Charles Schwab Corp.The purchase transactions were driven by bottom-up best ideas, while sales were driven primarily due to a deterioration of stock attractiveness and risk control considerations.

MARKET OUTLOOK

Markets remain volatile as investors keep a close eye on developments at home and abroad.While the recession has apparently ended, economic recovery seems somewhat tentative.Although the nation's GDP grew at a torrid 5.8% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that we believe is unlikely to continue.Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling.

On the more positive side, corporate profit margins, while disappointing in some cases, seem to be improving, and interest rates and inflation remain low.Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two thirds of economic growth, remained healthy.

There continues to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities.However, investors remain cautious as concerns persist about the economy, corporate accounting practices and ongoing conflict in the Middle East.

Thank you for investing in the Smith Barney Sector Series Inc.--Smith Barney Financial Services Fund.We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,

/s/ Heath B. McLendon
---------------------
Heath B. McLendon
Chairman

MAY 21, 2002

THE INFORMATION PROVIDED IN THIS COMMENTARY REPRESENTS THE OPINION OF THE MANAGER(S) AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE.FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 5 THROUGH 6 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS.ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF APRIL 30, 2002 AND IS SUBJECT TO CHANGE.




3 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SMITH BARNEY FINANCIAL SERVICES FUND AT A GLANCE (UNAUDITED)
--------------------------------------------------------------------------------


GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY FINANCIAL SERVICES FUND VS. GOLDMAN SACHS FINANCIALS INDEX
--------------------------------------------------------------------------------
        FEBRUARY 28, 2000 (COMMENCEMENT OF OPERATIONS) -- APRIL 30, 2002


            [Data below represents line chart in the printed piece]

                         SB Financial             Goldman Sachs
                        Services Fund             Section Index
                        -------------             --------------
2/28/00                    9500                      10000
                           9516.67                   10000
                           11108.3                   11759
4/28/00                    10725                     11348.6
                           11358.3                   11992.1
                           10741.7                   11330.1
7/31/00                    11641.7                   12353.2
                           12758.3                   13545.3
                           13266.7                   14005.9
10/31/00                   13241.7                   13914.8
                           12516.7                   13233
                           13833.3                   14671.4
1/31/01                    13764.5                   14570.2
                           13041.4                   13764.5
                           12705.6                   13391.4
4/30/01                    13093                     13826.6
                           13618.1                   14404.6
                           13618.1                   14411.8
7/31/01                    13566.5                   14300.8
                           12869.2                   13625.8
                           12215                     12892.8
10/31/01                   11930.9                   12551.1
                           12748.7                   13428.4
                           13006.1                   13797.7
1/31/02                    12960.8                   13687.3
                           12797.5                   13591.5
                           13650.1                   14427.4
4/30/02                    13441.5                   14273










A $10,000 investment in the Fund made on February 28, 2000 would have grown to $13,441 with sales charge (as of April 30, 2002). The graph shows how the Fund compares to its benchmark for the same period. The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions are reinvested at Net Asset Value.

* The Goldman Sachs Financials Index is comprised of companies in the banking services, brokerage, asset management, insurance and real estate industries. Please note that an investor cannot invest directly in an index.

----------------------------------------------------------
                 TOP TEN COMMON STOCK HOLDINGS*
----------------------------------------------------------
 1. WELLS FARGO & CO. ...............................  6.0%

 2. AMERICAN INTERNATIONAL GROUP ....................  5.5

 3. BERKSHIRE HATHAWAY INC. .........................  4.6

 4. FANNIE MAE ......................................  4.5

 5. WACHOVIA CORP. ..................................  4.4

 6. J.P. MORGAN & CO. INC. ..........................  4.0

 7. FREDDIE MAC .....................................  3.9

 8. AMERICAN EXPRESS CO. ............................  3.6

 9. BANK OF AMERICA CORP. ...........................  3.5

10. BANK ONE CORP. ..................................  3.4
----------------------------------------------------------
* As a percentage of total investments.

----------------------------------------------------------
                    PORTFOLIO BREAKDOWN*
----------------------------------------------------------

CONSUMER SERVICES                  2.1%

SAVINGS & LOAN                     2.9%

BROKERS & INVESTMENT MANAGERS      8.8%

FINANCIAL COMPANIES & SERVICES    21.5%

INSURANCE                         21.0%

BANKS                             43.7%
----------------------------------------------------------




4 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002
--------------------------------------------------------------------------------

     SHARES          SECURITY                                           VALUE
================================================================================
COMMON STOCK -- 100%

BANKS -- 43.7%

         36,290     Amsouth Bancorp                                   $  824,146
         41,785     Bank of America Corp.                              3,028,577
         30,556     Bank of Montreal*                                    729,677
         63,436     Bank of New York                                   2,321,123
         71,667     Bank One Corp.                                     2,929,030
         22,902     Canadian Imperial Bank*                              795,844
          8,547     Comerica                                             537,179
         33,440     Huntington Bancshares Inc.                           678,498
         99,287     J.P. Morgan & Co. Inc.                             3,484,974
         20,410     KeyCorp                                              573,725
          9,360     M & T Bank Corp.                                     799,157
         10,525     Marshall & Ilsley Corp.                              669,916
         30,619     Mellon Financial Corp.                             1,156,173
          9,600     Northern Trust Corp.                                 509,952
         22,409     Regions Financial Corp.                              785,884
         33,190     Royal Bank of Canada*                              1,160,986
         28,798     Southtrust Corp.                                     768,331
         14,300     State Street Corp.                                   730,873
         29,180     Suntrust Banks Inc.                                1,983,656
         30,861     Synovus Financial Corp.                              834,481
         30,081     Toronto Dominion Bank*                               799,854
         17,083     Unionbancal Corp.                                    826,817
         57,900     U.S. Bancorp                                       1,372,230
        100,232     Wachovia Corp.                                     3,812,825
        100,993     Wells Fargo & Co.                                  5,165,792
         10,163     Zions Bancorp                                        549,615
--------------------------------------------------------------------------------
                                                                      37,829,315
--------------------------------------------------------------------------------
BROKERS & INVESTMENT MANAGERS -- 8.8%
         17,700     Amvescap PLC                                         384,975
         10,363     Bear Stearns Companies Inc.                          641,884
         46,974     Charles Schwab Corp.                                 535,034
         14,889     Franklin Resources Inc.                              623,849
         20,457     Goldman Sachs Group Inc.                           1,610,989
         11,362     Lehman Brothers Holdings Inc.                        670,358
         31,390     Merrill Lynch & Co. Inc.                           1,316,497
         38,806     Morgan Stanley Dean Witter & Co.                   1,851,822
--------------------------------------------------------------------------------
                                                                       7,635,408
--------------------------------------------------------------------------------
CONSUMER SERVICES -- 2.1%
         21,540     H&R Block Inc.                                       864,185
          9,520     U.S.A. Education Inc.                                912,492
--------------------------------------------------------------------------------
                                                                       1,776,677
--------------------------------------------------------------------------------
FINANCIAL COMPANIES & SERVICES -- 21.5%
         76,947     American Express Co.                               3,155,596
         24,285     Aon Corp.                                            867,703
         33,300     Capital One Financial Corp.                        1,994,337
         14,700     Concord EFS, Inc.*                                   479,073
         51,191     Freddie Mac                                        3,345,332
         48,813     Fannie Mae                                         3,852,810


                       SEE NOTES TO FINANCIAL STATEMENTS.


5 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   APRIL 30, 2002
--------------------------------------------------------------------------------



     SHARES          SECURITY                                           VALUE
================================================================================
FINANCIAL COMPANIES & SERVICES -- (CONTINUED)

         22,670     Household International Inc.                     $ 1,321,434
         19,008     Marsh & McLennan Companies Inc.                    1,921,329
         45,800     Paychex, Inc.                                      1,709,714
--------------------------------------------------------------------------------
                                                                      18,647,328
--------------------------------------------------------------------------------
INSURANCE -- 21.0%
         41,480     Aflac Inc.                                         1,240,252
         17,848     Allstate Corp.                                       709,279
         68,638     American International Group                       4,744,259
             54     Berkshire Hathaway Inc.*                           3,966,300
         12,836     Cincinnati Financial Corp.                           601,495
         11,096     Hartford Financial Services Group                    768,953
         10,745     Jefferson Pilot Corp.                                538,110
         14,204     Lincoln National Corp.                               680,372
         16,674     Loews Corp.                                          999,606
          9,231     MBIA Inc.                                            497,828
          7,494     MGIC Investment Corp.                                534,772
         14,700     Progressive Corp.                                    845,250
         14,602     Protective Life Corp.                                465,220
         17,365     XL Capital Ltd.                                    1,638,388
--------------------------------------------------------------------------------
                                                                      18,230,084
--------------------------------------------------------------------------------
SAVINGS & LOAN -- 2.9%
         13,860     Golden West Financial Corp.                          947,885
         40,967     Washington Mutual Inc.                             1,545,685
--------------------------------------------------------------------------------
                                                                       2,493,570
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Identified Cost-- $80,273,580+)                 $86,612,382
--------------------------------------------------------------------------------

* Non-income producing security.

+ Aggregate cost for federal income taxes is substantially the same.









                       SEE NOTES TO FINANCIAL STATEMENTS.

6 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF ASSETS AND LIABILITIES (UNAUDITED)                    APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost-- $80,273,580)                    $ 86,612,382
     Cash                                                               299,640
     Dividends and interest receivable                                   95,908
     Receivable for fund shares sold                                     75,143
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                    87,083,073
--------------------------------------------------------------------------------
LIABILITIES:
     Distribution fees payable (Note 2)                                  60,962
     Management fees payable (Note 2)                                    58,210
     Payable for Fund shares repurchased                                 34,840
     Accrued expenses and other liabilities                             148,677
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                  302,689
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $ 86,780,384
================================================================================
NET ASSETS:
     Par value of capital shares                                   $      5,920
     Capital paid in excess of par value                             80,163,828
     Accumulated net investment loss                                   (127,311)
     Accumulated net realized gain from security transactions           399,074
     Net unrealized appreciation of investments                       6,338,873
                                                                   ------------
TOTAL NET ASSETS                                                   $ 86,780,384
================================================================================
SHARES OUTSTANDING:
     Class A                                                          1,272,036
     --------------------------------------------------------------------------
     Class B                                                          2,607,397
     --------------------------------------------------------------------------
     Class L                                                          2,040,698
     --------------------------------------------------------------------------

NET ASSET VALUE:
     Class A (and redemption price)                                      $14.82
     --------------------------------------------------------------------------
     Class B *                                                           $14.61
     --------------------------------------------------------------------------
     Class L **                                                          %14.62
     --------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     ---------------------------------------------------------------------------
     Class A (net asset value plus 5.26% of net asset value per share)    $15.60
     ---------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)    $14.77
================================================================================

* Redemption price is NAV of Class B shares reduced by a 5.00% CDSC if shares are redeemed less than one year from initial purchase (See Note 2).

** Redemption price is NAV of Class L shares reduced by a 1.00% CDSC if shares are redeemed within the first year of purchase.





                       SEE NOTES TO FINANCIAL STATEMENTS.

7 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002

INVESTMENT INCOME:
     Dividends                                                      $   771,730
     Interest                                                               946
     Less: Foreign withholding tax                                       (6,938)
-------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                            765,738
-------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                         357,233
     Management fees (Note 2)                                           339,098
     Transfer agent fees                                                 69,038
     Shareholder communications                                          30,000
     Blue sky fees                                                       18,686
     Custody fees                                                        18,577
     Legal fees                                                          10,074
     Audit fees                                                          10,000
     Directors' fees                                                      6,390
     Other                                                               27,867
-------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     886,963
-------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (121,225)
===============================================================================

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTE 3):
     Realized Gain From:
     Security transactions (excluding short-term securities)            757,160
-------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                          9,016,478
-------------------------------------------------------------------------------
NET GAIN ON INVESTMENTS                                               9,773,638
-------------------------------------------------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                              $ 9,652,413
===============================================================================










                       SEE NOTES TO FINANCIAL STATEMENTS.

8 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                             SIX MONTHS ENDED
                                                                              APRIL 30, 2002                 YEAR ENDED
                                                                                (unaudited)               OCTOBER 31, 2001
===========================================================================================================================
OPERATIONS:
     Net investment loss                                                       $  (121,225)                 $  (189,494)
     Net realized gain                                                             757,160                    4,230,334
     Increase (Decrease) in net unrealized appreciation (depreciation)           9,016,478                  (13,564,862)
---------------------------------------------------------------------------------------------------------------------------
     INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS                           9,652,413                   (9,524,022)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
     Net investment income                                                              --                      (95,070)
     Net realized gain                                                          (4,375,419)                  (2,395,612)
---------------------------------------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                                        (4,375,419)                  (2,490,682)
---------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares                                             9,414,582                   44,425,917
     Net asset value of shares issued for reinvestment of dividends              4,157,274                    2,389,628
     Cost of shares reacquired                                                 (10,954,170)                 (29,750,436)
---------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                         2,617,686                   17,065,109
---------------------------------------------------------------------------------------------------------------------------
INCREASE IN NET ASSETS                                                           7,894,680                    5,050,405
NET ASSETS:
     Beginning of period                                                        78,885,704                   73,835,299
---------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                            $86,780,384                  $78,885,704
===========================================================================================================================
*  Includes accumulated net investment loss:                                   $  (127,311)                 $    (6,086)
===========================================================================================================================







                       SEE NOTES TO FINANCIAL STATEMENTS.

9 SMITH BARNEY FINANCIAL SERVICES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

The Smith Barney Financial Services Fund is a non-diversified investment fund of the Smith Barney Sector Series Inc. (the "Company"), a Maryland corporation. The Company is registered under the Investment Company of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds: Smith Barney Health Sciences Fund, Smith Barney Technology Fund, Smith Barney Biotechnology Fund and Smith Barney Global Media & Telecommunications Fund. The Fund commenced operations on February 28, 2000.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and the securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization of premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence: (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) gains or losses on the sale of securities are calculated by using the specific indentification method; (j) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (m) the character of income and gains to be distributed in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 2001 reclassifications were made to the Funds' capital accounts to reflect permanent book/tax difference and income and gains available for distribution under income tax regulations. Accordingly, the Fund reclassified $197,802 to accumulated net investment loss from accumulated net realized gain. Net investment income, net realized gains and net assets were not affected by this adjustment and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from opera- tions when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

10  SMITH  BARNEY  FINANCIAL   SERVICES  FUND  |  2002  Semi-annual   Report  to
Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

2.  Management Agreement and
    Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The management fee is computed at an annual rate of 0.80% of the average daily net assets. SBFM has delegated the daily management of the Portfolio to Citi Fund Management Inc. (the "Subadviser"), an affiliate of SBFM. For services provided to the Fund, the manager pays the Subadviser a subadvisory fee computed at an annual rate of 0.50% of the Fund's average daily net assets. The management fees paid amounted to $339,098, for the six months ended April 30, 2002.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc. both of which are subsidiaries of Citigroup, act as the Fund's distributors, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Travelers Bank & Trust, fsb, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Travelers Bank & Trust, fsb receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Travelers Bank & Trust, fsb. For the six months ended April 30, 2002, the Fund paid transfer agent fees of $68,301 to Travelers Bank & Trust, fsb.

There is a maximum initial sales charge of 5.00% and 1.00% for Class A shares and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended April 30, 2002, sales charges received by SSB and CDSCs paid to SSB were approximately:

                             CLASS A       CLASS B      CLASS L
================================================================================
Sales Charges                $43,000         $--        $12,000
--------------------------------------------------------------------------------
CDSCs                          $--         $50,000      $ 3,000
================================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each class, respectively.

For the six months ended April 30, 2002, total Distribution Plan fees incurred were:

                                 CLASS A         CLASS B        CLASS L
================================================================================
Distribution Plan Fees            $22,213        $183,488       $151,532
================================================================================

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended April 30, 2002,  the aggregate cost of purchases and
proceeds  from  sales  of  investments  (including  maturities,   but  excluding
short-term securities) were as follows:

================================================================================
Purchases                                                             $6,153,187
--------------------------------------------------------------------------------
Sales                                                                 $8,182,269
================================================================================

At April 30, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                       $12,222,970
Gross unrealized depreciation                                       $(5,884,097)
--------------------------------------------------------------------------------
Net unrealized appreciation                                         $ 6,338,873
================================================================================



11  SMITH  BARNEY  FINANCIAL   SERVICES  FUND  |  2002  Semi-annual   Report  to
Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

4. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

5. Concentration of Risk

The Fund normally invests at least 80% of its assets in financial services related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6. Capital Shares

At April 30, 2002, the Fund had 750 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 2002, total paid-in capital amounted to the following for each class:

                                  CLASS A           CLASS B           CLASS L
================================================================================
Total Paid-in Capital           $17,376,123       $35,603,595      $27,190,030
================================================================================


Transactions in shares of each class were as follows:

                                              SIX MONTHS ENDED
                                               APRIL 30, 2002                                  YEAR ENDED
                                                 (unaudited)                                 OCTOBER 31, 2001
                                   ---------------------------------------        --------------------------------------
                                      SHARES                   AMOUNT                SHARES                   AMOUNT
========================================================================================================================
CLASS A
Shares sold                             274,184              $ 4,049,758             1,041,216             $ 16,079,488
Shares issued on reinvestment            60,450                  855,366                33,106                  532,012
Shares reacquired                      (220,191)              (3,233,170)             (815,408)             (12,515,651)
------------------------------------------------------------------------------------------------------------------------
Net Increase                            114,443              $ 1,671,954               258,914             $  4,095,849
========================================================================================================================
CLASS B
Shares sold                             273,921              $ 3,938,547             1,174,964             $ 18,038,214
Shares issued on reinvestment           126,216                1,765,764                56,651                  906,803
Shares reacquired                      (243,109)              (3,512,704)             (596,473)              (8,968,996)
------------------------------------------------------------------------------------------------------------------------
Net Increase                            157,028              $ 2,191,607               635,142             $  9,976,021
========================================================================================================================
CLASS L
Shares sold                              98,400              $ 1,426,277               671,068             $ 10,308,215
Shares issued on reinvestment           109,803                1,536,143                59,389                  950,813
Shares reacquired                      (292,693)              (4,208,295)             (557,476)              (8,265,789)
------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                 (84,490)             $(1,245,875)              172,981             $  2,993,239
========================================================================================================================





12  SMITH  BARNEY  FINANCIAL   SERVICES  FUND  |  2002  Semi-annual   Report  to
Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                                            FEBRUARY 28, 2000
                                                             SIX MONTHS ENDED                               (COMMENCEMENT OF
                                                              APRIL 30, 2002          YEAR ENDED             OPERATIONS) TO
CLASS A SHARES                                                  (unaudited)        OCTOBER 31, 2001         OCTOBER 31, 2000
=================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                                $13.87                $15.89                    $11.40
---------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income                                              0.01                  0.06                      0.05
   Net realized and unrealized gain (loss)                            1.70                 (1.55)                     4.44
---------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                          1.71                 (1.49)                     4.49
---------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                             --                    (0.06)                       --
   Net realized gain                                                 (0.76)                (0.47)                       --
---------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                  (0.76)                (0.53)                       --
NET ASSET VALUE, END OF PERIOD                                      $14.82                $13.87                    $15.89
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                         12.66%++              (9.83)%                   39.39%++
---------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                                   $18,850               $16,050                   $14,276
---------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                           1.50%+                1.50%                     1.51%+
   Net investment income                                              0.33%+                0.39%                     0.69%+
---------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                                  7%                   42%                       26%
=================================================================================================================================
NOTE: IF THE MANAGER OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR
      FEES, THE NET INVESTMENT  LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS
      FOLLOWS:
      Net investment income per share                                $0.01                 $0.05                     $0.05
      RATIOS:
      Expenses to average net assets                                  1.50%+                1.53%                     2.06%+
      Net investment income to average net assets                     0.33%+                0.35%                     0.14%+
=================================================================================================================================

+  Annualized

++ Total return is not annualized, as it may not be representative of the total return for the year.






                       SEE NOTES TO FINANCIAL STATEMENTS.

13  SMITH  BARNEY  FINANCIAL   SERVICES  FUND  |  2002  Semi-annual   Report  to
Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:


                                                                                                            FEBRUARY 28, 2000
                                                             SIX MONTHS ENDED                               (COMMENCEMENT OF
                                                              APRIL 30, 2002          YEAR ENDED             OPERATIONS) TO
CLASS B SHARES                                                  (unaudited)        OCTOBER 31, 2001         OCTOBER 31, 2000
===============================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                             $13.73                $15.81                    $11.40
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                            (0.03)                (0.05)                    (0.01)
   Net realized and unrealized gain (loss)                         1.67                 (1.55)                     4.42
-------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                       1.64                 (1.60)                     4.41
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                             --                 (0.01)
   Net realized gain                                              (0.76)                (0.47)                       --
-------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                               (0.76)                (0.48)                       --
NET ASSET VALUE, END OF PERIOD                                   $14.61                $13.73                    $15.81
-------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                      12.18%++             (10.54)%                   38.68%++
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                               $38,104               $33,649                   $28,696
-------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                        2.25%+                2.25%                     2.26%+
   Net investment loss                                            (0.42)%+              (0.36)%                   (0.07)%+
-------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                              7%                   42%                        26%
===============================================================================================================================
NOTE: IF THE MANAGER OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR
      FEES, THE NET INVESTMENT  LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS
      FOLLOWS:
      Net investment loss per share                              $(0.05)               $(0.06)                   $(0.06)
      RATIOS:
      Expenses to average net assets                               2.25%+                2.28%                     2.81%+
      Net investment loss to average net assets                   (0.42)%+              (0.40)%                   (0.62)%+
===============================================================================================================================

+  Annualized

++ Total return is not annualized, as it may not be representative of the total return for the year.










                       SEE NOTES TO FINANCIAL STATEMENTS.

14  SMITH  BARNEY  FINANCIAL   SERVICES  FUND  |  2002  Semi-annual   Report  to
Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                                            FEBRUARY 28,2000
                                                             SIX MONTHS ENDED                               (COMMENCEMENT OF
                                                              APRIL 30, 2002          YEAR ENDED             OPERATIONS) TO
CLASS L SHARES                                                  (unaudited)        OCTOBER 31, 2001         OCTOBER 31, 2000
================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                              $13.73                $15.81                    $11.40
--------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                             (0.03)                 (0.05)                   (0.01)
   Net realized and unrealized gain (loss)                          1.68                  (1.55)                    4.42
--------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                                        1.65                  (1.60)                    4.41
--------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                             --                   (0.01)
   Net realized gain                                               (0.76)                 (0.47)                      --
--------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                                (0.76)                 (0.48)                      --
NET ASSET VALUE, END OF PERIOD                                    $14.62                 $13.73                   $15.81
--------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                       12.25%++             (10.55)%                   38.68%++
--------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                                $29,826                $29,187                  $30,863
--------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                                         2.25%+                 2.25%                    2.26%+
   Net investment loss                                             (0.43)%+              (0.36)%                   (0.08)%+
--------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                               7%                     42%                      26%
================================================================================================================================
Note: If the Manager of the Fund had not  voluntarily  waived a portion of their fees, the net investment  loss per share and the ratios would have been as follows:
      Net investment loss per share                               $(0.03)                $(0.06)                  $(0.07)
      RATIOS:
      Expenses to average net assets                                2.25%+                 2.29%                    2.81%+
   Net investment loss to average net assets                       (0.43)%+               (0.39)%                  (0.63)%+
================================================================================================================================

+  Annualized

++ Total return is not annualized, as it may not be representative of the total return for the year.








                       SEE NOTES TO FINANCIAL STATEMENTS.

15  SMITH  BARNEY  FINANCIAL   SERVICES  FUND  |  2002  Semi-annual   Report  to
Shareholders

                      (This page intentionally left blank.)

--------------------------------------------------------------------------------
SMITH BARNEY
FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------


    DIRECTORS

    Herbert Barg
    Alfred J. Bianchetti
    Dwight B. Crane
    Burt N. Dorsett
    Elliot S. Jaffe
    Stephen E. Kaufman
    Joseph J. McCann
    Heath B. McLendon, Chairman
    Cornelius C. Rose, Jr.


    OFFICERS

    Heath B. McLendon
    President and Chief Executive Officer


    Lewis E. Daidone
    Senior Vice President and
    Chief Administrative Officer


    Richard Peteka
    Chief Financial Officer and Treasurer


    Kaprel Ozsolak
    Controller


    Christina T. Sydor
    Secretary

    INVESTMENT MANAGER
    Smith Barney Fund Management LLC


    INVESTMENT SUBADVISER
    Citi Fund Management Inc.

    DISTRIBUTORS
    Salomon Smith Barney, Inc.
    PFS Distributors Inc.


    CUSTODIAN
    State Street Bank & Trust Co.


    TRANSFER AGENT
    Travelers Bank & Trust, fsb.
    125 Broad Street, 11th Floor
    New York, New York 10004

    SUB-TRANSFER AGENT
    PFPC Global Fund Services
    P.O. Box 9699
    Providence, Rhode Island
    02940-9699

     SMITH BARNEY FINANCIAL SERVICES FUND
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Financial Services Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.


SMITH BARNEY FINANCIAL SERVICES FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004



For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smith barney.com/mutualfunds




SALOMONSMITHBARNEY
------------------
A member of citigroup{graphic Omitted]


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD02552 6/02

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                               SECTOR SERIES INC.
                              HEALTH SCIENCES FUND
--------------------------------------------------------------------------------


              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2002

                              [LOGO] SMITH BARNEY
                                     MUTUAL FUNDS

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

                                               [GRAPHIC OMITTED] Research Series

Semi-Annual Report o April 30, 2002

SMITH BARNEY HEALTH SCIENCES FUND

SMITH BARNEY FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citi Fund Management Inc. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in common stocks. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.

FUND FACTS

FUND INCEPTION
-------------------------------------------------------------------------------
February 28, 2000

           Class A    Class B    Class L
-------------------------------------------------------------------------------
NASDAQ     SBIAX       SBHBX      SBHLX
-------------------------------------------------------------------------------


SMITH BARNEY HEALTH SCIENCES FUND*
AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2002 (UNAUDITED)

                        WITHOUT SALES CHARGES(1)
                     Class A    Class B    Class L
-------------------------------------------------------------------------------
Six Months++         (6.44)%     (6.77)%    (6.77)%
-------------------------------------------------------------------------------
One Year             (6.44)%     (7.14)%    (7.14)%
-------------------------------------------------------------------------------
Since Inception+      3.27%       2.51%      2.51%
-------------------------------------------------------------------------------

                          WITH SALES CHARGES(2)
                     Class A    Class B    Class L
-------------------------------------------------------------------------------
Six Months++        (11.12)%    (11.37)%    (8.61)%
-------------------------------------------------------------------------------
One Year            (11.12)%    (11.72)%    (8.97)%
-------------------------------------------------------------------------------
Since Inception+      0.86%       1.16%      2.04%
-------------------------------------------------------------------------------



*Since the Fund focuses its investments on companies involved in the health sciences, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares of the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+    Inception date for Class A, B and L shares is February 28, 2000.

++   Not Annualized

WHAT'S INSIDE
Your Investment in the Smith Barney
Health Sciences Fund ................................. 1
Letter to Our Shareholders ........................... 2
Fund at a Glance ..................................... 5
Schedule of Investments .............................. 6
Statement of Assets and Liabilities .................. 8
Statement of Operations .............................. 9
Statement of Changes in Net Assets ...................10
Notes to Financial Statements ........................11
Financial Highlights .................................14


[LOGO SBMF] SMITH BARNEY
            MUTUAL FUNDS

            YOUR SERIOUS MONEY. PROFESSIONALLY MANAGED.(SM)

--------------------------------------------------------------------------------
  INVESTMENT PRODUCTS: NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
            YOUR INVESTMENT IN THE SMITH BARNEY HEALTH SCIENCES FUND
--------------------------------------------------------------------------------


The Fund seeks to offer investors the opportunity to participate in the long-term growth potential of the health sciences industry. The Fund's management team is comprised of a seasoned group of investment and research professionals who follow a systematic, rigorous approach designed to provide appropriate exposure to the health sciences sector.



[GRAPHIC] POPULATION CHANGES CAUSING DEMAND TO RISE
          Americans are living longer than ever before, and because spending on healthcare typically increases with age, the demand for health services and products is expected to rise. Offering investors a convenient way to participate in the potential growth of this sector, the management team carefully monitors new trends and shifting demands related to healthcare.

[GRAPHIC] DIVERSIFICATION IN A TARGETED SECTOR*
          An investment in the Fund offers investors a way to invest in a broad range of companies in the health sciences sector. The Fund's investments may include companies in a wide range of industries such as biotechnology, pharmaceuticals and managed healthcare.

[GRAPHIC] THE BENEFITS OF EXHAUSTIVE FUNDAMENTAL SECURITIES ANALYSIS--THE
          RESEARCH SERIES
          While most investors recognize that certain sectors drive the economy, we believe it is much more difficult to determine which companies within a particular sector, such as health sciences, will outperform their competitors over time. The Research Series is a selection of funds built on a foundation of substantial buy-side research. Our team of experienced professionals seeks to offer you an opportunity to invest in the companies it believes are best positioned within their respective industries--companies that may offer growth potential over the long term.

          Yet, when investing in a sector fund, it is important to understand that these funds may experience a significant amount of volatility, particularly in the short-term. Investors should maintain a long-term investment horizon, and should remember that sector funds may be appropriate as part of an overall portfolio that has more conservative investments.

* Please note that because the Fund invests in a single industry, its shares do not represent a complete investment program, and the value of its shares may fluctuate more than shares invested in a broader range of industries.

  1 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

DEAR SHAREHOLDER,

Enclosed herein is the semi-annual report for the Smith Barney Sector Series Inc.--Smith Barney Health Sciences Fund (the "Fund") for the six-month period ended April 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE
For the six months ended April 30, 2002, the Fund's Class A shares, without sales charges, returned negative 6.44%. In comparison, the Goldman Sachs Healthcare Index(1) returned negative 5.00% for the same time period. Please note that past performance is not indicative of future results.

INVESTMENT STRATEGY
Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine. These companies may include, for example, pharmaceutical companies; companies involved in biotechnology, medical diagnostic, biochemical or other health care research and development; companies involved in the design, manufacture or sale of health-care related products or services such as medical, dental and optical products, hardware, insurance or services.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

MARKET REVIEW
Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The U.S. Federal Reserve Board ("Fed") helped spark the rally early in the period by cutting the key federal funds rate ("fed funds rate")(2) to 1.75%--its lowest level in 40 years--in an effort to pull the economy out of recession. When U.S. Gross Domestic Product ("GDP")(3) grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

While the shift in Fed policy put a damper on the market rally, investors grew increasingly more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings and concerns about developments in the Middle East. As a result, many major equity market indexes ended the reporting period with only modest gains.

Although many growth stocks rallied impressively at the end of 2001, they generally underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. Small- and mid-cap stocks generally outperformed large-cap stocks. Consequently, small-cap value stocks were generally the best-performing segment of the market while large-cap growth stocks were the worst.


--------
(1) THE GOLDMAN SACHS HEALTHCARE INDEX IS COMPOSED OF HEALTH CARE SERVICE COMPANIES, INCLUDING LONG-TERM CARE AND HOSPITAL FACILITIES, HEALTH CARE MANAGEMENT ORGANIZATIONS AND CONTINUING CARE SERVICES AND PHARMACEUTICAL COMPANIES. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

(3) GDP IS THE MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.

  2 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

PORTFOLIO UPDATE
The health sciences sector has not been immune to the effects of the broader stock market volatility over the last six months. This general market volatility has been compounded by events within the pharmaceutical sector. Several companies have issued profits warnings, including Schering-Plough Corp., Eli Lilly & Co. and Bristol Myers-Squibb Co. Many companies have suffered from manufacturing issues with the Food and Drug Administration ("FDA"), which has either held up new product approvals, limited product shipments, or both. While these issues are, in our view, mainly company-specific, they clearly do not help sentiment towards the sector overall.

As a result, we believe many of the companies in the health sciences universe look like good values based on our valuation metrics. However, the need for prudent stock selection is clearly emphasized by these factors.

For example, Wellpoint Health Networks, Inc. is one of the leading providers of health insurance in the U.S., with membership standing at approximately 13 million lives. Wellpoint has, in our opinion, one of the strongest underwriting records of any of the major public companies. We expect that positive fundamentals in the sector will continue into 2003, leading to positive earnings surprises and revisions. We also expect that valuations will continue to stay strong through 2003. Wellpoint stock is, in our opinion, cheap on both an absolute basis as well as relative to overall healthcare sector.

During the period the Fund increased its position in Gilead Sciences, Inc. on the expectation that its HIV drug VIREAD would gain approval, which it did, and consequently the stock has been one of the better performers in a very tough biotechnology market. Amgen, Inc., while outpacing the broad biotechnology sector, was not a great performer on an absolute basis during the period. Looking ahead, we expect Amgen to post strong results going forward, driven by two new product approvals: ARANESP, for use in treating anemia, and NEULASTA, for preventing infections in cancer patients. We believe that Amgen's pending merger with Immunex Corp., expected to close in the second half of 2002, will give the company an established blockbuster drug in Enbrel, for use in treating rheumatoid arthritis.

We feel that Johnson & Johnson, Inc. is well positioned to deliver low-risk earnings growth over the next couple of years. We expect that solid top-line growth will be driven by the launch of the company's drug-eluting CYPHER stent, planned for early 2003. In addition, we project consistent growth at Johnson & Johnson's pharmaceutical business, which notably lacks exposure to meaningful patent expirations in the next several years, in contrast to many of its peers in the industry.

Looking out over the next six months or so, much of the bad news looks to be already in the market. Specific companies continue to have specific issues, however. In addition, political rhetoric over pricing reforms is set to increase with the elections in the U.S. later this year. The debate over drug pricing has recently resurfaced. While these issues are likely to add to volatility for the sector going forward, we do not anticipate any material changes in the environment for the pharmaceutical companies in the near term. Furthermore, several stocks are, to our minds, well positioned to perform despite broader sector volatility.

MARKET OUTLOOK
Markets remain volatile as investors keep a close eye on developments at home and abroad. While the recession has apparently ended, economic recovery seems somewhat tentative. Although the nation's GDP grew at a torrid 5.8% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that we believe is unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling.

On the more positive side, corporate profit margins, while disappointing in some cases, seem to be improving, and interest rates and inflation remain low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two thirds of economic growth, remained healthy.

  3 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

There continues to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. However, investors remain cautious as concerns persist about the economy, corporate accounting practices and ongoing conflict in the Middle East.

Thank you for investing in the Smith Barney Sector Series Inc.--Smith Barney Health Sciences Fund. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,

/s/ Heath B. McLendon


Heath B. McLendon
Chairman

MAY 21, 2002

THE INFORMATION PROVIDED IN THIS COMMENTARY REPRESENTS THE OPINION OF THE MANAGER(S) AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 6 THROUGH 7 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF APRIL 30, 2002 AND IS SUBJECT TO CHANGE.



  4 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

-------------------------------------------------------------------------------
 SMITH BARNEY HEALTH SCIENCES FUND AT A GLANCE (UNAUDITED)
-------------------------------------------------------------------------------


GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY HEALTH SCIENCES FUND VS. GOLDMAN SACHS HEALTHCARE INDEX
-------------------------------------------------------------------------------
         FEBRUARY 28, 2000 (COMMENCEMENT OF OPERATIONS) - APRIL 30, 2002

[THE FOLLOWING REPRESENTS A LINE GRAPH IN PRINTED DOCUMENT.]


               SMITH BARNEY
                  HEALTH
                 SCIENCES
                   FUND           GOLDMAN SACHS
                  CLASS A       HEALTHCARE INDEX*
               ------------     -----------------
2/28/00            9500             10000
2/29/00            9550             10000
3/31/00            9450             9932
4/28/00            9825             10376
5/31/00            10225            10781.7
6/30/00            11391.7          11954.7
7/31/00            11016.7          11550.6
8/31/00            11375            11967.6
9/30/00            11858.3          12495.4
10/31/00           12075            12796.5
11/30/00           12191.7          12977
12/31/00           12609.2          13446.7
1/31/01            11402.2          12205.6
2/28/01            11385.1          12148.2
3/31/01            10443.4          11064.6
4/30/01            10888.6          11548.1
5/31/01            11153.9          11802.2
6/30/01            10905.7          11504.8
7/31/01            11136.8          11820
8/31/01            10871.5          11517.4
9/30/01            10751.6          11427.6
10/31/01           10888.6          11443.6
11/30/01           11522            12055.8
12/31/01           11244.7          11828
1/31/02            10863.2          11511
2/28/02            10611.8          11453.4
3/31/02            10871.9          11596.6
4/30/02            10187            10871.8

A $10,000 investment in the Fund made on February 28, 2000 would have grown to $10,187 with sales charge (as of April 30, 2002). The graph shows how the fund compares to its benchmark for the same period. The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions are reinvested at Net Asset Value.

* The Goldman Sachs Healthcare Index is comprised of health care service companies, including long-term care and hospital facilities, health care management organizations and continuing care services and pharmaceutical companies. Please note that an investor cannot invest directly in an index.

 TOP TEN COMMON STOCK HOLDINGS*



 1. JOHNSON & JOHNSON, INC. .......................... 9.7%
 2. ELI LILLY & CO. .................................. 6.5
 3. ABBOTT LABS ...................................... 6.0
 4. AMGEN, INC. ...................................... 5.8
 5. PFIZER, INC. ..................................... 5.6
 6. MEDTRONIC, INC. .................................. 4.7
 7. MERCK & CO., INC. ................................ 4.2
 8. QUEST DIAGNOSTICS, INC. .......................... 4.1
 9. WYETH ............................................ 3.8
10. BAXTER INTERNATIONAL, INC. ....................... 3.7

* As a percentage of total investments.

[THE FOLLOWING REPRESENTS A PIE CHART IN THE PRINTED DOCUMENT.]


                              PORTFOLIO BREAKDOWN*


42.8%             MAJOR PHARMACEUTICALS
18.4%             BIOTECHNOLOGY
10.0%             MEDICAL SPECIALTIES
7.9%              SERVICES TO THE HEALTH INDUSTRY
4.7%              MEDICAL ELECTRONICS
3.4%              MEDICAL/DENTAL DISTRIBUTORS
4.2%              HOSPITAL NURSING MANAGEMENT
3.9%              MANAGED HEALTHCARE
1.9%              OTHER PHARMACEUTICALS
1.0%              GENERIC DRUGS
1.8%              MULTI-LINE INSURANCE



  5 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2002
--------------------------------------------------------------------------------

     SHARES          SECURITY                                          VALUE
-------------------------------------------------------------------------------
COMMON STOCK -- 100%
BIOTECHNOLOGY -- 18.4%
         58,274     Abgenix, Inc.*                                   $  822,246
         84,636     Amgen, Inc.*                                      4,475,552
         19,339     Apogent Technologies Inc.*                          448,665
         24,355     Biogen, Inc.*                                     1,058,712
         14,899     Chiron Corp.*                                       602,962
         66,500     Genentech Inc.*                                   2,360,750
         13,610     Genzyme Corp.*                                      557,193
         13,188     Gilead Sciences, Inc.*                              410,411
         25,486     Human Genome Sciences, Inc.*                        401,150
          7,614     Idec Pharmaceuticals Corp.*                         418,389
         21,600     Medarex, Inc.*                                      219,024
         56,636     Medimmune, Inc.*                                  1,891,642
         25,458     Millennium Pharmaceuticals*                         508,142
-------------------------------------------------------------------------------
                                                                     14,174,838
-------------------------------------------------------------------------------
GENERIC DRUGS -- 1.0%
         19,305     Ivax Corp.*                                         227,799
         20,252     Mylan Labs, Inc.                                    536,273
-------------------------------------------------------------------------------
                                                                        764,072
-------------------------------------------------------------------------------
HOSPITAL NURSING MANAGEMENT -- 4.2%
         27,376     Health Management Association*                      584,204
         36,461     Tenet Healthcare Corp.*                           2,675,143
-------------------------------------------------------------------------------
                                                                      3,259,347
-------------------------------------------------------------------------------
MAJOR PHARMACEUTICALS -- 42.8%
         86,512     Abbott Labs                                       4,667,322
         68,098     Bristol Myers-Squibb Co.                          1,961,222
         76,204     Eli Lilly & Co.                                   5,033,274
        117,344     Johnson & Johnson, Inc.                           7,493,588
         59,314     Merck & Co., Inc.                                 3,223,123
        119,288     Pfizer, Inc.                                      4,336,119
         48,679     Pharmacia Corp.                                   2,007,035
         41,614     Schering-Plough Corp.                             1,136,062
         13,199     Shire Pharmaceuticals Group PLC*                    293,018
         51,562     Wyeth                                             2,939,034
-------------------------------------------------------------------------------
                                                                     33,089,797
-------------------------------------------------------------------------------
MANAGED HEALTHCARE -- 3.9%
         24,254     UnitedHealth Group Inc.                           2,129,744
         11,588     Wellpoint Health Networks, Inc.*                    870,027
-------------------------------------------------------------------------------
                                                                      2,999,771
-------------------------------------------------------------------------------
MEDICAL/DENTAL DISTRIBUTORS -- 3.4%
         28,996     Andrx Corp.*                                      1,311,199
          5,696     Cardinal Health Inc.                                394,448
         23,154     McKesson, Inc.                                      935,190
-------------------------------------------------------------------------------
                                                                      2,640,837
-------------------------------------------------------------------------------
MEDICAL ELECTRONICS -- 4.7%
         81,854     Medtronic, Inc.                                   3,658,055
-------------------------------------------------------------------------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

  6 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

-------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                 APRIL 30, 2002
-------------------------------------------------------------------------------


     SHARES          SECURITY                                            VALUE
-------------------------------------------------------------------------------

MEDICAL SPECIALTIES -- 10.0%
         50,034     Baxter International, Inc.                     $  2,846,935
         14,127     Becton Dickinson & Co.                              525,101
         25,829     Biomet, Inc.*                                       729,153
         39,464     Boston Scientific Corp.*                            983,443
          9,849     C.R. Bard, Inc.                                     541,104
         19,526     Guidant Corp.*                                      734,178
         10,404     Hillenbrand Industries, Inc.                        672,098
         12,938     Stryker Corp.                                       692,312
-------------------------------------------------------------------------------
                                                                      7,724,324
-------------------------------------------------------------------------------
MULTI-LINE INSURANCE -- 1.8%
         12,532     Cigna Corp.                                       1,365,988
-------------------------------------------------------------------------------
OTHER PHARMACEUTICALS -- 1.9%
         11,639     Allergan, Inc.                                      767,126
          9,100     Forest Labs, Inc.*                                  701,974
-------------------------------------------------------------------------------
                                                                      1,469,100
-------------------------------------------------------------------------------
SERVICES TO THE HEALTH INDUSTRY -- 7.9%
         27,560     IMS Health, Inc.                                    568,012
         23,900     Laboratory Corp of America Holdings*              2,370,880
         34,076     Quest Diagnostics, Inc.*                          3,132,607
-------------------------------------------------------------------------------
                                                                      6,071,499
-------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Identified Cost-- $80,794,566+)                $77,217,628
===============================================================================

* NON-INCOME PRODUCING SECURITY.
+ AGGREGATE COST FOR FEDERAL INCOME TAXES IS SUBSTANTIALLY THE SAME.


                       SEE NOTES TO FINANCIAL STATEMENTS.


   7 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost-- $80,794,566)                    $77,217,628
     Receivable for securities sold                                    193,182
     Receivable for fund shares sold                                   111,092
     Dividends and interest receivable                                  48,679
--------------------------------------------------------------------------------
     TOTAL ASSETS                                                   77,570,581
--------------------------------------------------------------------------------
LIABILITIES:
     Payable to custodian                                              178,751
     Payable for Fund shares repurchased                                85,845
     Distribution fees payable (Note 2)                                 53,309
     Management fees payable (Note 2)                                   52,614
     Accrued expenses and other liabilities                            141,212
--------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                 511,731
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $77,058,850
================================================================================
NET ASSETS:
     Par value of capital shares                                   $     6,639
     Capital paid in excess of par value                            81,696,857
     Accumulated net investment loss                                  (504,614)
     Accumulated net realized loss from security transactions         (563,094)
     Net unrealized depreciation of investments                     (3,576,938)
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                                   $77,058,850
================================================================================

SHARES OUTSTANDING:
     Class A                                                         1,644,784
--------------------------------------------------------------------------------
     Class B                                                         2,901,474
--------------------------------------------------------------------------------
     Class L                                                         2,092,673
--------------------------------------------------------------------------------

NET ASSET VALUE:
     Class A (and redemption price)                                    $11.75
--------------------------------------------------------------------------------
     Class B *                                                         $11.56
--------------------------------------------------------------------------------
     Class L **                                                        $11.56
--------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)  $12.37
--------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)  $11.68
================================================================================

* REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED LESS THAN ONE YEAR FROM INITIAL PURCHASE (SEE NOTE 2).
** REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES
   ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.




                       SEE NOTES TO FINANCIAL STATEMENTS.


  8 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

 STATEMENT OF OPERATIONS (UNAUDITED)

FOR THE SIX MONTHS ENDED APRIL 30, 2002


INVESTMENT INCOME:
     Dividends                                                    $   340,152
     Interest                                                           3,260
-----------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                          343,412
-----------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                       332,166
     Management fees (Note 2)                                         326,303
     Transfer agent fees                                               68,129
     Custody fees                                                      36,510
     Blue sky fees                                                     18,275
     Shareholder communications                                        14,473
     Legal fees                                                         8,414
     Directors' fees                                                    6,390
     Audit fees                                                         5,000
     Other                                                             26,338
-----------------------------------------------------------------------------
     TOTAL EXPENSES                                                   841,998
-----------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (498,586)
-----------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3):
     Realized Loss From:
     Security transactions (excluding short-term securities)          (10,973)
------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation                       (5,053,888)
------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                            (5,064,861)
------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                            $(5,563,447)
==============================================================================




                       SEE NOTES TO FINANCIAL STATEMENTS.




  9 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

-------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------





                                                                                   SIX MONTHS ENDED
                                                                                    APRIL 30, 2002                 YEAR ENDED
                                                                                      (unaudited)                OCTOBER 31, 2001
-----------------------------------------------------------------------------------------------------------------------------------

OPERATIONS:
     Net investment loss                                                             $  (498,586)                  $  (924,317)
     Net realized gain (loss)                                                            (10,973)                    1,318,719
     Increase (Decrease) in net unrealized appreciation (depreciation)                (5,053,888)                   (8,819,865)
-----------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM OPERATIONS                                           (5,563,447)                   (8,425,463)
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTION FROM:
     Net realized gain                                                                (1,075,678)                   (2,161,023)
-----------------------------------------------------------------------------------------------------------------------------------
     TOTAL DISTRIBUTIONS                                                              (1,075,678)                   (2,161,023)
-----------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                 10,675,827                    39,335,690
     Net asset value of shares issued for reinvestment of dividends                    1,025,003                     2,080,857
     Cost of shares reacquired                                                        (8,887,403)                  (21,891,490)
-----------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                               2,813,427                    19,525,057
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS                                                     (3,825,698)                    8,938,571
NET ASSETS:
     Beginning of period                                                              80,884,548                    71,945,977
-----------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                                  $77,058,850                   $80,884,548
===================================================================================================================================
* Includes accumulated net investment loss of:                                       $  (504,614)                  $    (6,028)
===================================================================================================================================



                       SEE NOTES TO FINANCIAL STATEMENTS.


 10 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

-------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
-------------------------------------------------------------------------------




1. Significant Accounting Policies

The Smith Barney Health Sciences Fund is a non-diversified investment fund of the Smith Barney Sector Series Inc. (the Company), a Maryland corporation. The Company is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds: Smith Barney Financial Services Fund, Smith Barney Technology Fund, Smith Barney Biotechnology Fund and Smith Barney Global Media & Telecommunications Fund. On February 28, 2000 the Fund commenced operations.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization or premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) gains or losses on the sale of securities are calculated by using the specific indentification method; (j) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(m) the character of income and gains to be distributed in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 2001, reclassifications were made to the Funds' capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, the Fund reclassified $926,165 to accumulated net investment loss, $692,604 from paid in capital and $233,561 from accumulated net realized gain. Net investment income, net realized gains and net assets were not affected by this adjustment; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized respectively.


 11 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. Management Agreement and
   Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. (SSBH), which, in turn, is a subsidiary of Citigroup Inc. (Citigroup), acts as investment manager to the Fund. The management fee is computed at an annual rate of 0.80% of the average daily net assets. SBFM has delegated the daily management of the Portfolio to Citi Fund Management Inc., (the Sub-adviser), an affiliate of SBFM. For services provided to the Fund, the manager pays the Subadviser a subadvisory fee computed at an annual rate of 0.50% of the Fund's average daily net assets. The management fees paid amounted to $326,303 for the six months ended April 30, 2002.

Salomon Smith Barney Inc. (SSB), and PFS Distributors, Inc both of which are subsidiaries of Citigroup, act as the Fund's distributors, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Travelers Bank & Trust, fsb, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Travelers Bank & Trust, fsb receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Travelers Bank & Trust, fsb. For the six months ended April 30, 2002, the Fund paid transfer agent fees of $67,338 to Travelers Bank & Trust, fsb.

There is a maximum initial sales charge of 5.00% and 1.00% for Class A shares and L shares, respectively. There is a contingent deferred sales charge (CDSC) of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended April 30, 2002, sales charges received by SSB and CDSCs paid to SSB were approximately:

                             CLASS A       CLASS B      CLASS L
===============================================================================
Sales Charges                $69,000      $    --      $17,000
-------------------------------------------------------------------------------
CDSCs                        $  --        $48,000      $ 2,000
===============================================================================

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each class, respectively.

For the six months ended April 30, 2002, total Distribution Plan fees incurred were:

                             CLASS A       CLASS B      CLASS L
--------------------------------------------------------------------------------
Distribution Plan Fees       $25,238      $174,881     $132,047
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                            $2,208,815
--------------------------------------------------------------------------------
Sales                                                  $289,089
--------------------------------------------------------------------------------

At April 30, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                      $ 10,976,454
Gross unrealized depreciation                       (14,553,392)
--------------------------------------------------------------------------------
Net unrealized depreciation                        $ (3,576,938)
================================================================================

12 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


4. Repurchase Agreements
--------------------------------------------------------------------------------

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.



5. Concentration of Risk

The Fund normally invests at least 80% of its assets in health related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.


6. Capital Shares

At April 30, 2002, the Fund had 750 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 2002, total paid-in capital amounted to the following for each class:

                             CLASS A       CLASS B        CLASS L
-------------------------------------------------------------------------------
Total Paid-in Capital      $20,255,268   $35,757,062   $25,691,166
-------------------------------------------------------------------------------


Transactions in shares of each class were as follows:


                                                           SIX MONTHS ENDED
                                                            APRIL 30, 2002                                   YEAR ENDED
                                                              (unaudited)                                 OCTOBER 31, 2001
                                                   -------------------------------              -------------------------------
                                                   SHARES                  AMOUNT                 SHARES                 AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A
Shares sold                                        282,660               $ 3,577,011             1,059,313             $14,315,567
Shares issued on reinvestment                       19,429                   253,155                32,608                 480,309
Shares reacquired                                 (214,678)               (2,694,249)             (706,099)             (9,633,056)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                        87,411               $ 1,135,917               385,822             $ 5,162,820
===================================================================================================================================
CLASS B
Shares sold                                        407,948               $ 5,103,754             1,175,457             $15,392,118
Shares issued on reinvestment                       33,569                   431,364                57,572                 842,601
Shares reacquired                                 (259,145)               (3,235,401)             (503,494)             (6,464,742)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       182,372               $ 2,299,717               729,535             $ 9,769,977
===================================================================================================================================
CLASS L
Shares sold                                        159,474               $ 1,995,062               727,374             $ 9,628,005
Shares issued on reinvestment                       26,497                   340,485                51,772                 757,947
Shares reacquired                                 (237,923)               (2,957,754)             (456,206)             (5,793,692)
-----------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (51,952)               $ (622,207)              322,940             $ 4,592,260
===================================================================================================================================



 13 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:



                                              SIX MONTHS ENDED                                          FEBRUARY 28, 2000
                                               APRIL 30, 2002                 YEAR ENDED          (COMMENCEMENT OF OPERATIONS)
CLASS A SHARES                                   (unaudited)               OCTOBER 31, 2001            TO OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.72                       $14.49                       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                  (0.05)                       (0.08)                       (0.04)
   Net realized and unrealized gain (loss)              (0.75)                       (1.29)                        3.13
------------------------------------------------------------------------------------------------------------------------------------
Total Income (Loss) From Operations                     (0.80)                       (1.37)                        3.09
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                               --                           --                            --
   Net realized gain                                    (0.17)                       (0.40)                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                     (0.17)                       (0.40)                       --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.75                       $12.72                       $14.49
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                             (6.44)%++                  (9.83)%                      27.11%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                      $19,330                      $19,806                      $16,980
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                             1.50%+                       1.50%                        1.52%+
   Net investment loss                                 (0.66)%+                     (0.63)%                      (0.67)%+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                     1%                          34%                          26%
------------------------------------------------------------------------------------------------------------------------------------

NOTE:  IF AGENTS OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR FEES,  THE NET  INVESTMENT  INCOME  (LOSS) PER
       SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
     Net investment loss per share                     ($0.05)                      ($0.09)                      ($0.04)
     RATIOS:
     Expenses to average net assets                     1.50%+                       1.53%                        1.94%+
     Net investment loss to average net assets         (0.66)%+                     (0.66)%                      (1.09)%+
------------------------------------------------------------------------------------------------------------------------------------

  +  ANNUALIZED
  ++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE
     TOTAL RETURN FOR THE YEAR.

                       SEE NOTES TO FINANCIAL STATEMENTS.


 14 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:



                                              SIX MONTHS ENDED                                          FEBRUARY 28, 2000
                                               APRIL 30, 2002                 YEAR ENDED          (COMMENCEMENT OF OPERATIONS)
CLASS B SHARES                                   (unaudited)               OCTOBER 31, 2001            TO OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.56                       $14.42                       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                 (0.09)                       (0.18)                       (0.09)
   Net realized and unrealized gain (loss)             (0.74)                       (1.28)                        3.11
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                           (0.83)                       (1.46)                        3.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                               --                           --                           --
   Net realized gain                                   (0.17)                       (0.40)                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.17)                       (0.40)                       --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.56                       $12.56                       $14.42
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (6.77)%++                   (10.51)%                      26.49%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                      $33,539                      $34,146                      $28,694
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                             2.25%+                       2.25%                       $2.26%+
   Net investment loss                                  (1.41)%+                     (1.38)%                      (1.41)%+
------------------------------------------------------------------------------------------------------------------------------------
Portfolio Turnover Rate                                 1%                          34%                          26%
------------------------------------------------------------------------------------------------------------------------------------

NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES, THE NET INVESTMENT LOSS
      PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
      Net investment loss per share                    ($0.09)                      ($0.18)                      ($0.10)
      RATIOS:
      Expenses to average net assets                     2.25%+                       2.28%                        2.68%+
      Net investment loss to average net assets         (1.41)%+                     (1.41)%                      (1.83)%+
------------------------------------------------------------------------------------------------------------------------------------

  +  ANNUALIZED
  ++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE
     TOTAL RETURN FOR THE YEAR.


                       SEE NOTES TO FINANCIAL STATEMENTS.

 15 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------


FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:


                                              SIX MONTHS ENDED                                          FEBRUARY 28, 2000
                                               APRIL 30, 2002                 YEAR ENDED          (COMMENCEMENT OF OPERATIONS)
CLASS L SHARES                                   (unaudited)               OCTOBER 31, 2001            TO OCTOBER 31, 2000
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.56                       $14.42                       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                 (0.09)                       (0.18)                       (0.09)
   Net realized and unrealized gain (loss)             (0.74)                       (1.28)                        3.11
------------------------------------------------------------------------------------------------------------------------------------
Total Income From Operations                           (0.83)                       (1.46)                        3.02
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                               --                           --                           --
   Net realized gain                                   (0.17)                       (0.40)                       --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                    (0.17)                       (0.40)                       --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                        $11.56                       $12.56                       $14.42
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (6.77)%++                   (10.51)%                      26.49%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                  $24,190                      $26,932                      $26,273
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                             2.25%+                       2.25%                       $2.27%+
   Net investment loss                                 (1.41)%+                     (1.37)%                      (1.42)%+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                 1%                          34%                          26%
------------------------------------------------------------------------------------------------------------------------------------

NOTE: IF AGENTS OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR
      FEES, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
      Net investment loss per share                    ($0.09)                      ($0.18)                      ($0.10)
      RATIOS:
      Expenses to average net assets                     2.25%+                       2.28%                        2.68%+
      Net investment loss to average net assets         (1.41)%+                     (1.40)%                      (1.83)%+
---------------------------------------------------------------------------------------------------------------------------

  +  ANNUALIZED
  ++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE
     TOTAL RETURN FOR THE YEAR.


                       SEE NOTES TO FINANCIAL STATEMENTS.

 16 SMITH BARNEY HEALTH SCIENCES FUND | 2002 Semi-annual Report to Shareholders

                                  SMITH BARNEY
                              HEALTH SCIENCES FUND




    DIRECTORS
    Herbert Barg
    Alfred J. Bianchetti
    Dwight B. Crane
    Burt N. Dorsett
    Elliot S. Jaffe
    Stephen E. Kaufman
    Joseph J. McCann
    Heath B. McLendon, Chairman
    Cornelius C. Rose, Jr.


    OFFICERS
    Heath B. McLendon
    President and Chief Executive Officer

    Lewis E. Daidone
    Senior Vice President and Chief Administrative Officer

    Richard Peteka
    Chief Financial Officer and Treasurer

    Kaprel Ozsolak
    Controller

    Christina T. Sydor
    Secretary

   INVESTMENT MANAGER
   Smith Barney Fund Management LLC

   INVESTMENT SUBADVISER
   Citi Fund Management Inc.

   DISTRIBUTORS
   Salomon Smith Barney, Inc.
   PFS Distributors Inc.

   CUSTODIAN
   State Street Bank & Trust Co.

   TRANSFER AGENT
   Travelers Bank & Trust, fsb.
   125 Broad Street, 11th Floor
   New York, New York 10004

   SUB-TRANSFER AGENT
   PFPC Global Fund Services
   P.O. Box 9699
   Providence, Rhode Island
   02940-9699

     SMITH BARNEY HEALTH SCIENCES FUND
-------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Health Sciences Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY HEALTH SCIENCES FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smithbarney.com/mutualfunds


(Logo SALOMON SMITH BARNEY)



Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02553 6/02

                                  SMITH BARNEY
                               SECTOR SERIES INC.
                                 TECHNOLOGY FUND

              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2002


                             [LOGO] SMITH BARNEY
                                    MUTUAL FUNDS

--------------------------------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
--------------------------------------------------------------------------------

                                               [GRAPHIC OMITTED] Research Series

Semi-Annual Report  o  April 30, 2002

SMITH BARNEY
TECHNOLOGY FUND

SMITH BARNEY
FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citi Fund Management Inc. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE

The Fund seeks long-term capital appreciation by investing primarily in common Stocks. The Fund invests at least 80% of its assets in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements. FUND FACTS

FUND INCEPTION
----------------------------------------------------------------
February 28, 2000

           CLASS A       CLASS B        CLASS L
----------------------------------------------------------------
NASDAQ     SBTAX          SBTBX          SBOLX
----------------------------------------------------------------


SMITH BARNEY TECHNOLOGY FUND*
AVERAGE ANNUAL TOTAL RETURNS APRIL 30, 2002 (UNAUDITED)


                        WITHOUT SALES CHARGES(1)
                    Class A     Class B    Class L
-----------------------------------------------------------
Six Months++         (8.31)%    (8.65)%    (8.65)%
-----------------------------------------------------------
One-Year            (31.80)%   (32.26)%   (32.26)%
-----------------------------------------------------------
Since Inception+    (39.29)%   (39.73)%   (39.73)%
-----------------------------------------------------------

                          WITH SALES CHARGES(2)
                    Class A     Class B    Class L
-----------------------------------------------------------
Six Months++        (12.90)%   (13.22)%   (10.47)%
-----------------------------------------------------------
One-Year            (35.21)%   (35.65)%   (33.61)%
-----------------------------------------------------------
Since Inception+    (40.71)%   (40.57)%   (40.01)%
-----------------------------------------------------------

* Since the Fund focuses its investments on companies involved in the technology industries, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares of the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. This CDSC declines by 1.00% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+    Inception date for Class A, B and L shares is February 28, 2000.

++   Not Annualized.

--------------------------------------------------------------------------------

WHAT'S INSIDE

Your Investment in the Smith Barney
Technology Fund .....................................  1

Letter to Our Shareholders ..........................  2

Fund at a Glance ....................................  5

Schedule of Investments .............................  6

Statement of Assets and Liabilities .................  8

Statement of Operations .............................  9

Statement of Changes in Net Assets .................. 10

Notes to Financial Statements ....................... 11

Financial Highlights ................................ 14


[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
Investment Products: Not FDIC Insured  o  Not Bank Guaranteed  o  May Lose Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
               YOUR INVESTMENT IN THE SMITH BARNEY TECHNOLOGY FUND
--------------------------------------------------------------------------------

The Fund offers investors the opportunity to participate in the long-term growth potential of the technology industry. The Fund's management team comprises a seasoned group of investment and research professionals who follow a systematic, rigorous approach designed to provide appropriate exposure to the technology sector.


[GRAPHIC] BRINGING CHANGE AND INNOVATION TO LIFE
          Over the past few years, we have seen how profoundly the advancements made in sectors such as technology have transformed our daily lives. Computer applications, wireless communications and biotechnological discoveries have created new investment opportunities. The new and developing sectors of the economy that are involved in bringing these products, services and technologies to life may offer growth potential, and we believe that many investors should consider investing a portion of their portfolios in them.

[GRAPHIC] DIVERSIFICATION IN A TARGETED SECTOR*
          An investment in the Fund offers investors a way to invest in the broad range of technology companies. The Fund's investments may include companies in a wide range of industries such as computer software, electronics, the Internet and communications.

[GRAPHIC] THE BENEFITS OF EXHAUSTIVE FUNDAMENTAL SECURITIES ANALYSIS--
          THE RESEARCH SERIES
          While most investors recognize that certain sectors drive the economy, we believe it is much more difficult to determine which companies within a particular sector, such as technology, will outperform their competitors over time. The Research Series is a selection of funds built on a foundation of substantial buy-side research. Our team of experienced professionals seeks to offer you an opportunity to invest in the companies it believes are best positioned within their respective industries-companies that may offer growth potential over the long term.

          Yet, when investing in a sector fund, it is important to understand that these funds may experience a significant amount of volatility, particularly in the short-term. Investors should maintain a long-term investment horizon, and should remember that sector funds may be appropriate as part of an overall portfolio that has more conservative investments.


*Please note that because the Fund invests in a single industry, its shares do not represent a complete investment program; the value of its shares may fluctuate more than shares invested in a broader range of industries.


     1   SMITH BARNEY TECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

DEAR SHAREHOLDER:

Enclosed herein is the semi-annual report for the Smith Barney Sector Series Inc.--Smith Barney Technology Fund (the "Fund") for the six-month period ended April 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the six months ended April 30, 2002, the Fund's Class A shares, without sales charges, returned negative 8.31%. In comparison, the Goldman Sachs Technology Index(1) returned negative 6.47% for the same time period. Past performance is not indicative of future results.

INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in offering, using or developing products, processes or services that will provide or will benefit significantly from technological advances and improvements.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

MARKET REVIEW

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The U.S. Federal Reserve Board ("Fed") helped spark the rally early in the period by cutting the key federal funds rate ("fed funds rate")(2) to 1.75%--its lowest level in 40 years--in an effort to pull the economy out of recession. When U.S. Gross Domestic Product ("GDP")(3) grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

While the shift in Fed policy put a damper on the market rally, investors grew increasingly more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings and concerns about developments in the Middle East. As a result, many major equity market indexes ended the reporting period with only modest gains.

Although many growth stocks rallied impressively at the end of 2001, they generally underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. Small- and mid-cap stocks generally outperformed large-cap stocks. Consequently, small-cap value stocks were generally the best-performing segment of the market while large-cap growth stocks were the worst.

PORTFOLIO UPDATE

In the past few months, the portfolio structure has changed to increase the Fund's weighting toward software and semiconductors (though both are still underweight relative to the Index), and we have reduced our weighting toward

------------
(1) THE GOLDMAN SACHS TECHNOLOGY INDEX IS A BROAD-BASED MEASURE OF U.S.-TRADED TECHNOLOGY STOCKS. THE INDEX IS COMPRISED OF SIX SUBINDEXES--HARDWARE, COMPUTER SOFTWARE, SERVICES, SEMICONDUCTORS, INTERNET AND MULTIMEDIA NETWORKING. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

(3) GDP IS THE MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.

  2    SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders
telecommunications  equipment and  computers.  Currently,  we are  overweight in
    software,   and   slightly   underweight   computers,   semiconductors   and
    telecommunications equipment industries.

The period's disappointing performance for the Fund can largely be attributed to macro-economic conditions. Aside from making investors skittish towards holding technology shares, general uncertainty about the direction of the global economy discouraged global corporations from spending more freely on technology infrastructure. Additional pain was levied on the sector when relatively optimistic 2002 expectations for sector were met with March and April earnings news that reflected a conservative spending start to the year. While fundamentals do not appear to be deteriorating further, with the exception of the spiraling telecommunications sector, we believe the long anticipated recovery is still at least two quarters away.

After the markets rallied strongly through November off their September lows, we maintained a somewhat conservative tilt to the portfolio. We actively chose not chase what we saw as a wildly optimistic market heading into sluggish looking year. This conservatism manifested itself in being overweight services-related companies (Electronic Data Systems Corp., Computer Sciences Corp., First Data Corp., Sabre Inc., etc.) and being underweight most of the larger-cap, more volatile infrastructure companies (Cisco Systems Inc., Sun Microsystems Inc., EMC Corp.). We also added stocks in the areas that we believed would capture a disproportionate share of corporate technology spending in 2002 (storage, security software, infrastructure optimization). The results were mixed. In the ensuing market downturn, our conservative posture served us well, but some of our "spending priority" investments also fell victim to the soft spending environment.

Significant  transactions  during  the period  included  purchases  in  software companies, BEA Systems Inc., BMC Software, Inc. and Check Point Software Technologies Corp., along with purchases in computer companies, Sun Microsystems, Computer Associates International Inc. and semiconductor equipment manufacturer Applied Materials Inc. Reductions in Hewlett Packard Co., Network Appliance Inc., International Business Machines Corp., and Intel Corp. also contributed to the changing industry profile of the Fund. The purchase transactions were driven by bottom-up best ideas, while sales were driven primarily due to a deterioration of stock attractiveness, along with risk control considerations.

With many technology shares trading at multi-year lows and with the Goldman Sachs Technology Index down an additional 15% so far in 2002, those investors that continue to be optimistic about investing in technology stocks are debating what kind of opportunity is being presented to them by the recent sell-off. Is this most recent downdraft overblown and soon to be followed by a powerful rally, like the one markets saw in the fall of 2001? Or is there further pain ahead for technology investors?

This year's sell-off has been sparked by a number of factors. After the big technology rally in the fall that was supported by fourth quarter results coming in ahead of expectations, both company management and investors increased their expectations for earnings performance going into 2002. In hindsight, this was foolish, as much of the fourth quarter earnings surprises were driven by low expectations, revenue deferral from the third quarter, and semiconductor production increases following the end of a long inventory correction. These high expectations were met by conservative spending by technology buyers globally, and the result was the sharp decline in technology shares. It didn't help that investors are questioning the sustainability of the strong U.S. first quarter GDP performance, and that instability in the Middle East appeared to be rising.

MARKET OUTLOOK

Markets remain volatile as investors keep a close eye on developments at home and abroad. While the recession has apparently ended, economic recovery seems somewhat tentative. Although the nation's GDP grew at a torrid 5.8% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that we believe is unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling.


 3   SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

On the more positive side, corporate profit margins, while disappointing in some cases, seem to be improving, and interest rates and inflation remain low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two thirds of economic growth, remained healthy.

There continues to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. However, investors remain cautious as concerns persist about the economy, corporate accounting practices and ongoing conflict in the Middle East.

SECTOR OUTLOOK

Looking ahead, the outlook for technology stocks is somewhat mixed. Clearly valuation has improved across many stocks. That said, technology shares are still not cheap on a broad basis. While lower valuations imply that expectations have come down, consensus earnings estimates suggest that analysts continue to count on a relatively strong spending recovery later in 2002 and into 2003. Whether the industry experiences such a recovery is largely an economic question. In a global economic recovery scenario, as companies feel better about their own business prospects, they will likely begin increasing their technology outlays. If on the other hand the economy were to sputter, the chances for an Information Technology ("IT") spending rebound strong enough to stimulate tech stocks would diminish.

Since we cannot predict the direction of the economy, we have to think hard about both valuation and the near-term environment. Are technology stocks cheap enough to buy now without consideration of the near-term? We don't think so, broadly speaking. So without a lot of valuation support, we are forced to retreat to thinking about how the current spending environment will develop for the rest of the year. Our best forecast for the general spending environment over the next two quarters is that spending will be non-inspiring. The June quarter will likely be flat-to-slightly-up from the March quarter, as buyers maintain their conservative approach to the economy. The September quarter could be slightly down as it typically is due to Europe's August shutdown. It is hard to imagine that technology shares will outperform the broader equity market in a sluggish spending environment unless economic signals turn definitively positive.

In summary, we remain somewhat guarded in the near-term, feeling that technology valuations are still not compelling and that there is no urgency to build overweight positions today.

Thank you for investing in the Smith Barney Sector Series Inc.--Smith Barney Technology Fund. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,

/s/ Health B. McLendon

Heath B. McLendon
Chairman

MAY 21, 2002

THE INFORMATION PROVIDED IN THIS COMMENTARY REPRESENTS THE OPINION OF THE MANAGER(S) AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 6 THROUGH 7 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF APRIL 30, 2002 AND IS SUBJECT TO CHANGE.


4   SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 SMITH BARNEY TECHNOLOGY FUND AT A GLANCE (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY TECHNOLOGY FUND VS. GOLDMAN SACHS TECHNOLOGY INDEX
--------------------------------------------------------------------------------

        FEBRUARY 28, 2000 (COMMENCEMENT OF OPERATIONS) -- APRIL 30, 2002

             [Data below represents line chart in the printed piece]

                Smith Barney       Goldman Sachs
                  Tech Fund         Technology
 Dates             Class A            Index
 -----          ------------       -------------
2/28/00            9500               10000
2/29/00            9683.33            10000
3/31/00            10041.7            10449
4/28/00            9316.67            9537.85
5/31/00            8241.67            8486.78
6/30/00            9233.33            9530.65
7/31/00            8783.33            9086.52
8/31/00            9916.67            10268.7
9/30/00            8216.67            8605.15
10/31/00           7616.67            7955.46
11/30/00           5958.33            6133.66
12/31/00           5425               5608.01
1/31/01            6341.67            6528.28
2/28/01            4608.33            4718.64
3/31/01            3991.67            4063.22
4/30/01            4716.67            4838.89
5/31/01            4566.67            4646.3
6/30/01            4633.33            4658.38
7/31/01            4341.67            4326.71
8/31/01            3750               3763.37
9/30/01            2983.33            3002.04
10/31/01           3508.33            3484.17
11/30/01           4141.67            4078.22
12/31/01           4141.67            4006.04
1/31/02            4083.33            4001.63
2/28/02            3541.67            3467.01
3/31/02            3808.33            3713.86
4/30/02            3216.67            3258.91


A $10,000 investment in the Fund made on February 28, 2000 would have declined to $3,217 with sales charge (as of April 30, 2002). The graph shows how the Fund compares to its benchmark for the same period. The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions are reinvested at Net Asset Value.

*    The  Goldman  Sachs  Technology  Index is  comprised  of  companies  in the hardware, computer software, services, semi-conductors, Internet and multimedia networking. Please note that an investor cannot invest directly in an index. The Nasdaq Composite Index is a market value-weighted index that measures all domestic and non-U.S. based securities listed on the NASDAQ stock market.

                         TOP TEN COMMON STOCK HOLDINGS*


 1. INTEL CORP. ...................................    8.4%

 2. MICROSOFT CORP. ...............................    8.0

 3. INTERNATIONAL BUSINESS MACHINES CORP. .........    6.8

 4. CISCO SYSTEMS INC. ............................    5.8

 5. ORACLE CORP. ..................................    5.1

 6. APPLIED MATERIALS INC. ........................    4.2

 7. AOLTIME WARNER INC. ...........................    4.2

 8. ELECTRONIC DATA SYSTEMS CORP. .................    3.2

 9. SUN MICROSYSTEMS INC. .........................    2.7

10. FIRST DATA CORP. ..............................    2.6

* As a percentage of total investments.

                PORTFOLIO BREAKDOWN*

            [Data below represents a pie chart in the printed piece]

MULTIMEDIA                                   4.2%
OTHER CONSUMER SERVICES                      0.7%
DIVERSIFIED COMMERCIAL SERVICES              3.8%
ELECTRONIC COMPONENTS                        1.0%
EDP SERVICES                                 4.9%
ELECTRONIC PRODUCTION EQUIPMENT              4.9%
EDP PERIPHERALS                              2.1%
INTERNET SERVICES                            3.2%
COMPUTER COMMUNICATIONS                      8.0%
COMPUTER SOFTWARE                           25.1%
TELECOMMUNICATIONS EQUIPMENT                 6.6%
ELECTRONIC DATA PROCESSING                  23.1%
SEMI-CONDUCTORS                             12.4%



5    SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002
--------------------------------------------------------------------------------


     SHARES          SECURITY                                            VALUE
================================================================================
COMMON STOCK -- 100.0%

COMPUTER COMMUNICATIONS -- 8.0%
        409,004     Cisco Systems Inc.*                                5,991,909
        37,595      Computer Sciences Corp.*                           1,686,136
        18,900      SunGard Data Systems Inc.*                           562,464
--------------------------------------------------------------------------------
                                                                       8,240,509
--------------------------------------------------------------------------------
COMPUTER SOFTWARE -- 25.1%
         17,800     Bisys Group, Inc.*                                   608,760
        104,400     BMC Software, Inc.*                                1,509,624
         79,081     Check Point Software Technologies Corp.*           1,435,320
        69,150      Computer Associates International Inc.             1,286,190
       115,300      Compuware Corp.*                                     903,952
        46,232      J.D. Edwards & Co.*                                  513,175
        55,000      Manugistics Group Inc.*                              866,800
       159,576      Microsoft Corp.*                                   8,339,442
        41,600      National Instruments Corp.*                        1,598,688
       527,615      Oracle Corp.*                                      5,297,255
        16,900      Peoplesoft Inc.*                                     391,573
        43,970      Siebel Systems Inc.*                               1,063,634
       255,548      I2 Technologies Inc.*                                804,976
        49,400      VERITAS Software Corp.*                            1,399,996
--------------------------------------------------------------------------------
                                                                      26,019,385
--------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES -- 3.8%
         18,500     Concord EFS Inc.*                                    602,915
         72,100     Paychex, Inc.                                      2,691,493
         14,700     Sabre Holdings Corp.*                                683,550
--------------------------------------------------------------------------------
                                                                       3,977,958
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS -- 1.0%
         78,000     Flextronics International Ltd.*                    1,080,300
--------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING -- 23.1%
         80,313     Dell Computer Corp.*                               2,115,444
         61,394     Electronic Data Systems Corp.                      3,331,238
        303,371     Intel Corp.                                        8,679,444
         83,549     International Business Machines Corp.              6,998,064
        344,300     Sun Microsystems Inc.*                             2,816,374
--------------------------------------------------------------------------------
                                                                      23,940,564
--------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING PERIPHERALS -- 2.1%
        127,071     Network Appliance Inc.*                            2,217,389
--------------------------------------------------------------------------------
ELECTRONIC DATA PROCESSING SERVICES -- 4.9%
         32,211     Automatic Data Processing Inc.                     1,637,607
        60,260      BEA Systems Inc.*                                    645,987
         34,534     First Data Corp.                                   2,745,108
--------------------------------------------------------------------------------
                                                                       5,028,702
--------------------------------------------------------------------------------
ELECTRONIC PRODUCTION EQUIPMENT -- 4.9%
       180,282      Applied Materials Inc.*                            4,384,458
        15,100      Novellus Systems Inc.*                               715,740
--------------------------------------------------------------------------------
                                                                       5,100,198
--------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


  6   SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                   APRIL 30, 2002
--------------------------------------------------------------------------------

     SHARES          SECURITY                                              VALUE
================================================================================
INTERNET SERVICES -- 3.2%
       206,600      Ariba Inc.*                                       $  774,750
        89,700      Brocade Communication Systems Inc.*                2,295,423
        24,500      VeriSign Inc.*                                       226,625
--------------------------------------------------------------------------------
                                                                       3,296,798
--------------------------------------------------------------------------------
MULTIMEDIA -- 4.2%
        227,078     AOL Time Warner Inc.*                              4,319,024
--------------------------------------------------------------------------------
OTHER CONSUMER SERVICES -- 0.7%
         13,865     Ebay, Inc.*                                          736,232
--------------------------------------------------------------------------------
SEMI-CONDUCTORS -- 12.4%
        44,274      LSI Logic Corp.*                                     568,921
        46,314      Linear Technology Corp.                            1,799,762
        45,200      Maxim Integrated Products Inc.*                    2,250,960
       111,000      Micron Technology Inc.*                            2,630,700
        80,783      STmicroelectronics NV                              2,487,309
        77,082      Texas Instruments Inc.                             2,384,146
        20,527      Xilinx Inc.*                                         775,100
--------------------------------------------------------------------------------
                                                                      12,896,898
--------------------------------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT -- 6.6%
        68,900      Amdocs Limited*                                    1,497,197
        112,661     Comverse Technology Inc.*                          1,355,311
        134,600     Lucent Technologies Inc.*                            619,160
         77,000     Motorola Inc.                                      1,185,800
        131,600     Nortel Networks Corp.*                               447,440
         56,560     Qualcomm Inc.*                                     1,705,850
--------------------------------------------------------------------------------
      5,121,000                                                        6,810,758
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Identified Cost  $149,222,652+)                $103,664,715
================================================================================
* NON-INCOME PRODUCING SECURITY.

+ AGGREGATE COST FOR FEDERAL INCOME TAXES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.


7   SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $149,222,652)                             $ 103,664,715
     Foreign currency, at value (Cost -- $9,998)                                     10,160
     Receivable for Fund shares sold                                                154,912
     Receivable for Investment sold                                                 120,305
     Dividends receivable                                                            11,903
     Other receivables                                                                  688
--------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                             $ 103,962,683
--------------------------------------------------------------------------------------------
LIABILITIES:
     Payable for Fund shares purchased                                              127,955
     Payable to custodian                                                            93,431
     Management fees payable (Note 2)                                                87,420
     Distribution fees payable (Note 2)                                              75,400
     Accrued expenses and other liabilities                                         119,060
--------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                              503,266
--------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                              $ 103,459,417
============================================================================================
NET ASSETS:
     Par value of capital shares                                              $      27,113
     Capital paid in excess of par value                                        276,464,466
     Accumulated net investment loss                                             (1,204,590)
     Accumulated net realized loss from security transactions                  (126,269,797)
     Net unrealized depreciation of investments                                 (45,557,775)
--------------------------------------------------------------------------------------------
TOTAL NET ASSET                                                               $ 103,459,417
============================================================================================

SHARES OUTSTANDING:
     Class A                                                                      6,450,780
     ---------------------------------------------------------------------------------------
     Class B                                                                     11,328,145
     ---------------------------------------------------------------------------------------
     Class L                                                                      9,333,860
     ---------------------------------------------------------------------------------------

NET ASSET VALUE:
     Class A (and redemption price)                                                   $3.86
     ---------------------------------------------------------------------------------------
     Class B*                                                                         $3.80
     ---------------------------------------------------------------------------------------
     Class L**                                                                        $3.80
     ---------------------------------------------------------------------------------------

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)                $4.06
     ---------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                $3.84
============================================================================================

* REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED LESS THAN ONE YEAR FROM INITIAL PURCHASE (SEE NOTE 2).

** REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.

                       SEE NOTES TO FINANCIAL STATEMENTS.


 8    SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------


FOR THE SIX MONTHS ENDED APRIL 30, 2002

INVESTMENT INCOME:
     Dividends                                                                       $  108,421
     Interest                                                                             4,501
     Less: Foreign withholding tax                                                         (485)
-----------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                            112,437
-----------------------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                                           601,380
     Distribution fees (Note 2)                                                         518,818
     Transfer agent fees                                                                126,446
     Shareholder communications                                                          55,618
     Blue sky fees                                                                       19,593
     Audit fees                                                                          17,000
     Legal fees                                                                           7,211
     Directors' fees                                                                      6,390
     Custody fees                                                                         3,333
     Other                                                                               37,916
-----------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                   1,393,705
     Less: Aggregate amount waived by the Manager (Note 2)                              (82,708)
-----------------------------------------------------------------------------------------------
     NET EXPENSES                                                                     1,310,997
-----------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                  (1,198,560)
-----------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3):
     Realized Loss From:
        Security transactions (excluding short-term securities)                     (26,975,985)
-----------------------------------------------------------------------------------------------
     Increase in Net Unrealized Appreciation                                         17,125,154
-----------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                              (9,850,831)
-----------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                                             $(11,049,391)
===============================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.


9  SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                                           SIX MONTHS ENDED
                                                                                            APRIL 30, 2002         YEAR ENDED
                                                                                              (unaudited)       OCTOBER 31, 2001
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss                                                                     $  (1,198,560)        $   (2,652,857)
     Net realized loss                                                                         (26,975,985)           (81,987,354)
     Increase (Decrease)  in net unrealized depreciation                                        17,125,154            (32,652,704)
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM OPERATIONS                                                    (11,049,391)          (117,292,915)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
     Net proceeds from sale of shares                                                           20,230,063             94,527,791
     Net asset value of shares issued for reinvestment of dividends                                    --                     --
     Cost of shares reacquired                                                                 (17,172,810)           (54,188,160)
------------------------------------------------------------------------------------------------------------------------------------
     INCREASE IN NET ASSETS FROM FUND SHARE TRANSACTIONS                                         3,057,253             40,339,631
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                                                          (7,992,138)           (76,953,284)
NET ASSETS
     Beginning of period                                                                       111,451,555            188,404,839
------------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                                            103,459,417            111,451,555
====================================================================================================================================
* Includes accumulated net investment loss of:                                               $  (1,204,590)        $       (6,030)
====================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.


10    SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)
--------------------------------------------------------------------------------

1.  Significant Accounting Policies

The Smith Barney Technology Fund is a non-diversified investment fund of the Smith Barney Sector Series Inc. (the "Company"), a Maryland corporation. The Company is registered under the Investment Company of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Biotechnology Fund, and Smith Barney Global Media & Telecommunications Fund. The Fund commenced operations on February 28, 2000. On Novemeber 9, 2001, the Smith Barney Global Technology Fund transferred all of its assets to the Smith Barney Technology Fund, which amounted to $3,600,972, which includes $3,397,737 of accumulated realized loss on investments and $809,588 of unrealized depreciation.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and the securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization or premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (m) the character of income and gains to be distributed in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax difference and income and gains available for distribution under income tax regulations. Accordingly, the Fund reclassified $2,654,705 from paid in capital to accumulated net investment loss. Net investment income, net realized gains and net assets were not affected by this adjustment and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These


11    SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

2.  Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The management fee is computed at an annual rate of 0.95% of the average daily net assets. SBFM has delegated the daily management of the Fund to Citi Fund Management, Inc., (the "Subadviser"), an affiliate of SBFM. For services provided to the Fund, the manager pays the Subadviser a subadvisory fee computed at an annual rate of 0.65% of the Fund's average daily net assets. The management fees paid amounted to $601,380, of which $82,708 was voluntarily waived for the six months ended April 30, 2002.

Salomon Smith Barney Inc. ("SSB") and PFS Distributors, Inc. both of which are subsidiaries of Citigroup, act as the Fund's distributors as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Travelers Bank & Trust, fsb, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Travelers Bank & Trust, fsb receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder record keeping and financial processing for all shareholder accounts and is paid by Travelers Bank & Trust, fsb. For the six months ended April 30, 2002, the Fund paid transfer agent fees of $114,173 to Travelers Bank & Trust, fsb.

There is a maximum initial sales charge of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended April 30, 2002, sales charges received by SSB and CDSCs paid to SSB were approximately:

                              CLASS A      CLASS B       CLASS L
--------------------------------------------------------------------------------
Sales Charges                $75,000       $ --         $41,000
--------------------------------------------------------------------------------
CDSCs                        $   --        $59,000      $ 4,000
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each class, respectively.

For the six months ended April 30, 2002, total Distribution Plan fees incurred were:

                             CLASS A       CLASS B      CLASS L
--------------------------------------------------------------------------------
Distribution Plan Fees       $38,071      $260,543     $220,204
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

3.  Investments

For the period ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) were as follows:

================================================================================
Purchases                                                            $53,929,756
--------------------------------------------------------------------------------
Sales                                                                $51,391,859
================================================================================

At April 30, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

================================================================================
Gross unrealized appreciation                                      $  2,347,897
Gross unrealized depreciation                                       (47,905,672)
--------------------------------------------------------------------------------
Net unrealized depreciation                                        $(45,557,775)
================================================================================

4.  Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a

12  SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS  (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

5.  Concentration of Risk

The Fund normally invests at least 80% of its assets in technology related investments. As a result of this concentration policy, the Fund's investments may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

6.  Capital Shares

At April 30, 2002, the Fund had 800 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 2002, total paid-in capital amounted to the following for each class:

                             CLASS A           CLASS B             CLASS L
--------------------------------------------------------------------------------
Total Paid-in Capital      $66,612,463       $111,323,336        $98,555,780
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                                              SIX MONTHS
                                                                 ENDED                                       YEAR ENDED
                                                            APRIL 30, 2002                                   OCTOBER 31,
                                                              (unaudited)                                       2001
                                                 ------------------------------------            ----------------------------------
                                                   SHARES                  AMOUNT                  SHARES                AMOUNT
====================================================================================================================================
CLASS A
Shares sold                                      1,126,617               $ 5,465,035             5,479,983            $ 34,213,392
Shares issued on reinvestment                           --                        --                    --                      --
Shares reacquired                               (1,095,670)               (5,183,036)           (4,133,016)            (24,371,506)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                        30,947                 $ 281,999             1,346,967            $  9,841,886
====================================================================================================================================
CLASS B
Shares sold                                      1,547,680               $ 7,685,079             5,334,040            $ 31,838,725
Shares issued on reinvestment                           --                        --                    --                      --
Shares reacquired                               (1,096,861)               (5,062,293)           (2,618,929)            (14,883,882)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase                                       450,819                $2,622,786             2,715,111            $ 16,954,843
====================================================================================================================================
CLASS L
Shares sold                                      1,424,492               $ 7,079,949             4,601,640            $ 28,475,674
Shares issued on reinvestment                           --                        --                    --                      --
Shares reacquired                               (1,492,686)               (6,927,481)           (2,656,734)            (14,932,772)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (68,194)                 $152,468             1,944,906            $ 13,542,902
====================================================================================================================================


13   SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                       FEBRUARY 28, 2000
                                          SIX MONTHS ENDED                             (COMMENCEMENT OF
                                           APRIL 30, 2002          YEAR ENDED           OPERATIONS) TO
CLASS A SHARES                               (unaudited)        OCTOBER 31, 2001       OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $4.21                  $9.14                $11.40
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment income (loss)                    0.02                  (0.08)                (0.07)
   Net realized and unrealized loss               (0.37)                 (4.85)                (2.19)
---------------------------------------------------------------------------------------------------------
Total Loss From Operations                        (0.35)                 (4.93)                (2.26)
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                             --                     --                    --
   Net realized gain                                 --                     --                    --
---------------------------------------------------------------------------------------------------------
Total Distributions                                  --                     --                    --
---------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                    $3.86                  $4.21                 $9.14
---------------------------------------------------------------------------------------------------------
TOTAL RETURN                                      (8.31)%++             (53.94)%              (19.82)%++
---------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)               $24,925                $27,058               $46,363
---------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                        1.50%+                 1.50%                 1.52%+
   Net investment loss                            (1.32)%+               (1.31)%               (1.31)%+
---------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                              42%                    62%                   24%
=========================================================================================================
NOTE:  IF THE MANAGER OF THE FUND HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR
       FEES, THE NET INVESTMENT LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS
       FOLLOWS:
     Net investment income (loss) per share       $0.02                 $(0.08)               $(0.07)
     RATIOS:
     Expenses to average net assets                1.63%+                 1.58%                 1.60%+
     Net investment loss to average net assets    (1.45)%+               (1.39)%               (1.39)%+
=========================================================================================================

+    ANNUALIZED.

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.


                       SEE NOTES TO FINANCIAL STATEMENTS.

14   SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                    FEBRUARY 28, 2000
                                           SIX MONTHS ENDED                         (COMMENCEMENT OF
                                            APRIL 30, 2002         YEAR ENDED        OPERATIONS) TO
CLASS B SHARES                                (unaudited)       OCTOBER 31, 2001    OCTOBER 31, 2000
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD            $4.16                 $9.09               $11.40
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                          (0.06)                (0.12)               (0.12)
   Net realized and unrealized loss             (0.30)                (4.81)               (2.19)
-----------------------------------------------------------------------------------------------------
Total Loss From Operations                      (0.36)                (4.93)               (2.31)
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                           --                    --                   --
   Net realized gain                               --                    --                   --
-----------------------------------------------------------------------------------------------------
Total Distributions                                --                    --                   --
-----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                  $3.80                 $4.16                $9.09
-----------------------------------------------------------------------------------------------------
TOTAL RETURN                                    (8.65)%++            (54.24)%             (20.26)%++
-----------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)             $43,057               $45,266              $74,227
-----------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                      2.25%+                2.25%                2.27%+
   Net investment loss                          (2.07)%+              (2.06)%              (2.06)%+
-----------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                            42%                   62%                  24%
=====================================================================================================
NOTE: IF THE MANAGER OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR
      FEES, THE NET INVESTMENT  LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS
      FOLLOWS:
     Net investment loss per share             ($0.06)               $(0.12)              $(0.12)
     RATIOS:
     Expenses to average net assets              2.38%+                2.33%                2.35%+
     Net investment loss to average net assets  (2.20)%+             (2.14)%              (2.14)%+
=====================================================================================================

+  ANNUALIZED.
++ TOTAL RETURN IS NOT ANNUALIZED,  AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.

                       SEE NOTES TO FINANCIAL STATEMENTS.


15    SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-Annual Report to Shareholders

--------------------------------------------------------------------------------
 FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------


FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                                         FEBRUARY 28, 2000
                                               SIX MONTHS ENDED                                          (COMMENCEMENT OF
                                                APRIL 30, 2002                YEAR ENDED                  OPERATIONS) TO
CLASS L SHARES                                    (unaudited)              OCTOBER 31, 2001              OCTOBER 31, 2000
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $4.16                   $9.09                          $11.40
---------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                 (0.06)                  (0.12)                          (0.12)
   Net realized and unrealized loss                    (0.30)                  (4.81)                          (2.19)
---------------------------------------------------------------------------------------------------------------------------
Total Loss From Operations                             (0.36)                  (4.93)                          (2.31)
---------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --                      --                              --
   Net realized gain                                      --                      --                              --
---------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --                      --                              --
---------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $3.80                   $4.16                           $9.09
---------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (8.65)%++              (54.24)%                        (20.26)%++
---------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                    $35,478                 $39,127                         $67,815
---------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                             2.25%+                  2.25%                           2.27%+
   Net investment loss                                 (2.07)%+                (2.06)%                         (2.06)%+
---------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                   42%                     62%                             24%
===========================================================================================================================
NOTE: IF THE MANAGER OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR
      FEES, THE NET INVESTMENT  LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS
      FOLLOWS:
     Net investment loss per share                    $(0.06)                 $(0.12)                         $(0.12)
     RATIOS:
     Expenses to average net assets                     2.38%+                  2.33%                           2.35%+
     Net investment loss to average net assets         (2.20)%+                (2.14)%                        (2.14)%+
===========================================================================================================================

+     ANNUALIZED.
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

                       SEE NOTES TO FINANCIAL STATEMENTS.

16   SMITH BARNEY TECHNOLOGY FUND  |  2002 Semi-Annual Report to Shareholders

                                  SMITH BARNEY
                                 TECHNOLOGY FUND

DIRECTORS
Herbert Barg
Alfred J. Bianchetti
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.

OFFICERS
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Chief Administrative Officer

Richard Peteka
Chief Financial Officer and Treasurer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER
Smith Barney Fund Management LLC


INVESTMENT SUBADVISER
Citi Fund Management Inc.


DISTRIBUTORS
Salomon Smith Barney Inc.
PFS Distributors Inc.


CUSTODIAN
State Street Bank & Trust Co.


TRANSFER AGENT
Travelers Bank & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004


SUB-TRANSFER AGENT
PFPC Global Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

 SMITH BARNEY TECHNOLOGY FUND
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Technology Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY TECHNOLOGY FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.


www.smithbarney.com/mutual funds

[LOGO] SALOMON SMITH BARNEY

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02551 6/02

             -----------------------------------------------------
                                  SMITH BARNEY
                               SECTOR SERIES INC.
                               BIOTECHNOLOGY FUND

             RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2002
             -----------------------------------------------------




                               [LOGO] Smith Barney
                                      Mutual Funds

                 Your Serious Money. Professionally Managed.(SM)


          -----------------------------------------------------------
          NOT FDIC INSURED  o  NOT BANK GUARANTEED  o  MAY LOSE VALUE
          -----------------------------------------------------------

                                                       [GRAPHIC] Research Series

Semi-Annual Report  o  April 30, 2002

SMITH BARNEY
BIOTECHNOLOGY FUND

SMITH BARNEY
FUND MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citigroup Asset Management Ltd. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in, but not limited to, the research, development, application, manufacture and distribution of various biotechnological and biomedical products, services, processes and related technologies.

FUND FACTS

FUND INCEPTION
----------------------------------------------------------------
August 31, 2000

           CLASS A       CLASS B        CLASS L
----------------------------------------------------------------
NASDAQ     SMBAX          SBBBX          SBBTX


SMITH BARNEY BIOTECHNOLOGY FUND*
AVERAGE ANNUAL TOTAL RETURNS APRIL 30, 2002 (UNAUDITED)

                        WITHOUT SALES CHARGES(1)
                   Class A      Class B      Class L
----------------------------------------------------------------
Six Months++       (18.72)%    (19.04)%     (19.04)%
----------------------------------------------------------------
One Year           (22.85)%    (23.40)%     (23.40)%
----------------------------------------------------------------
Since Inception+   (35.70)%    (36.19)%     (36.19)%
----------------------------------------------------------------

                          WITH SALES CHARGES(2)
                   Class A      Class B      Class L
----------------------------------------------------------------
Six Months++       (22.79)%    (23.09)%     (20.65)%
----------------------------------------------------------------
One Year           (26.71)%    (27.23)%     (24.93)%
----------------------------------------------------------------
Since Inception+   (37.65)%    (37.74)%     (36.58)%
----------------------------------------------------------------


* Since the Fund focuses its investments on companies involved in the biotechnology industries, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares of the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum sales charge of 5.00% and 1.00%, respectively; and Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from initial purchase. Thereafter, this CDSC declines by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% CDSC, which applies if shares are redeemed within the first year of purchase.

+    Inception date for Class A, B and L shares is August 31, 2000.

++   Not Annualized.

--------------------------------------------------------------------------------

WHAT'S INSIDE

Your Investment in the Smith Barney
Biotechnology Fund ..................................  1

Letter to Our Shareholders ..........................  2

Fund at a Glance ....................................  5

Schedule of Investments .............................  6

Statement of Assets and Liabilities .................  8

Statement of Operations .............................  9

Statement of Changes in Net Assets .................. 10

Notes to Financial Statements ....................... 11

Financial Highlights ................................ 15


[LOGO] Smith Barney
       Mutual Funds

Your Serious Money. Professionally Managed.(SM)

--------------------------------------------------------------------------------
Investment Products: Not FDIC Insured  o  Not Bank Guaranteed  o  May Lose Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                      YOUR INVESTMENT IN THE SMITH BARNEY
                               BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

The Fund offers investors the opportunity to participate in the long-term growth potential of the biotechnology sector. The Fund's management team comprises a seasoned group of investment and research professionals who follow a systematic, rigorous approach designed to provide appropriate exposure to the biotechnology sector.


[PIC]     DISCOVERIES AND IMPROVEMENTS SPUR INCREASED GROWTH

          An accelerated pace of discovery and improvements in development and testing processes have led to significant growth opportunities for many biotechnology companies.


[PIC]     DIVERSIFICATION IN A TARGETED SECTOR*

          The Fund offers investors a way to participate in a broad range of companies in the biotechnology sector, both in the U.S. and abroad. The Fund's investments may include companies involved in many different areas, including the research, development, application, manufacture and distribution of various biotechnological and biomedical products, services, processes and related technologies.


[PIC] THE BENEFITS OF EXHAUSTIVE FUNDAMENTAL SECURITIES ANALYSIS--THE RESEARCH SERIES

          While most investors recognize that certain sectors drive the economy, we believe it is much more difficult to determine which companies within a particular sector, such as biotechnology, will outperform their competitors over time. The Research Series is a selection of funds built on a foundation of substantial buy-side research. Our team of experienced professionals seeks to offer you an opportunity to invest in the companies it believes are best positioned within their respective industries--companies that may offer growth potential over the long term.

          Yet, when investing in a sector fund, it is important to understand that these funds may experience a significant amount of volatility, particularly in the short-term. Investors should maintain a long-term investment horizon, and should remember that sector funds may be appropriate as part of an overall portfolio that has more conservative investments.





* Please note that because the Fund invests in a single industry, its shares do not represent a complete investment program and the value of its shares may fluctuate more than shares invested in a broader range of industries.


  1  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

DEAR SHAREHOLDER:

Enclosed herein is the semi-annual report for the Smith Barney Sector Series Inc.--Smith Barney Biotechnology Fund (the "Fund") for the six-month period ended April 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the six months ended April 30, 2002, the Fund's Class A shares, without sales charges generated a return negative 18.72%. In comparison, the Dow Jones U.S. Total Market Biotechnology Index ("the Index") returned negative 18.39% and the Morgan Stanley Capital International All-World Index1 ("MSCI All-World Index") returned a negative 4.69% for the same period. Please note that past performance is not indicative of future results.

INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in, but not limited to, the research, development, application, manufacture and distribution of various biotechnological and biomedical products, services, processes and related technologies.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

MARKET REVIEW

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The U.S. Federal Reserve Board ("Fed") helped spark the rally early in the period by cutting the key federal funds rate ("fed funds rate")(2) to 1.75%--its lowest level in 40 years--in an effort to pull the economy out of recession. When U.S. Gross Domestic Product ("GDP")(3) grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

While the shift in Fed policy put a damper on the market rally, investors grew increasingly more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings and concerns about developments in the Middle East. As a result, many major equity market indexes ended the reporting period with only modest gains.

Although many growth stocks rallied impressively at the end of 2001, they generally underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. Small- and mid-cap stocks generally outperformed large-cap stocks. Consequently, small-cap value stocks were generally the best-performing segment of the market while large-cap growth stocks were the worst.

FUND REVIEW

The period was a difficult and volatile one for the biotechnology sector. Looking at either the AMEX Biotechnology Index or our benchmark, the Dow Jones U.S. Total Market Biotechnology Index, one can see that after a torrid November 2001, the sector went into a nearly 3-month slide. A rally in mid-February got the sector about even by late March, but the month of April was disastrous, with the sector down about 20% in the month, which is approximately where it currently stands relative to November 2001.


----------
(1) ON OCTOBER 17, 2001 THE FUND HAD CHANGED ITS PERFORMANCE BENCHMARK FROM THE MORGAN STANLEY CAPITAL INTERNATIONAL ALL-WORLD INDEX ("MSCI ALL-WORLD INDEX") TO THE DOW JONES U.S. TOTAL MARKET BIOTECHNOLOGY INDEX (THE "INDEX"). THE INDEX IS A MARKET CAP WEIGHTED INDEX BASED ON THE BIOTECHNOLOGY SECTOR. THE INDEX IS A SUBSET OF THE DOW JONES U.S. TOTAL MARKET INDEX WHICH IS A MARKET CAP WEIGHTED INDEX BASED ON A 95% REPRESENTATION OF THE UNITED STATES MARKET VALUE AS A WHOLE.

(2) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

(3) GDP IS THE MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.


  2  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

Unlike many other biotechnology funds, we focus on the longer-term outlook for each company, and therefore, typically have lower turnover than other, more "theme-driven" funds. The biotechnology sector tends to be U.S.-based, and consequently the Fund is made up of approximately 90% U.S.-domiciled stocks. In the last six months, we have changed the benchmark to the Dow Jones U.S. Total Market Biotechnology Index, changed the name of the fund, and dropped the requirements for global investment to better reflect this fact.

While the biotechnology sector directionally mirrored the moves of the broader market, these moves were generally more exaggerated, particularly the downward moves. For example, while the broader stock market (as measured by the Standard & Poor's 500 Index ("S&P 500")(4)) lost about 6% of its value from January 1, 2002 through the first week of February, the biotechnology sector (as measured by the Index) was down over 15% over this same time period.(5) While this is not an unusual feature of the biotechnology sector, it is important to try to understand what industry factors, if any, contributed to this performance.

We believe several issues contributed to the underperformance of biotechnology stocks over the past six months. Probably the single most important factor can be labeled "regulatory difficulties," or problems experienced by companies seeking Food and Drug Administration ("FDA") approval for new drugs. The past six months have seen a number of biotechnology companies experience such problems (e.g., ImClone Systems Inc., ICOS Inc., Sepracor Inc., Corixa Corp. and ViroPharma Inc. to name just a few). And while these issues, in theory, represent problems only for individual stocks, such failures are often generalized to the entire sector. In this case, a fear that the FDA is becoming meaningfully tougher on new drug approvals weighed heavily on all biotechnology stocks, especially those that are currently, or will soon be, seeking FDA approval for new drugs. Another issue has been investor disillusionment with companies focused on research platforms (e.g., genomics companies) rather than on drug development, as some of these held lofty valuations despite more closely resembling quite early-stage companies. While we believe some of these companies, such as Abgenix Inc., are true players and will be successful in the long run, we have trimmed our holdings in these names for the time being.

We do not believe that the FDA has broadly adopted new standards for drug approvals, and point to the earlier-than-expected approval of important new drugs like Amgen Inc.'s Neulasta, which helps cancer patients fight infections, as an example. In this environment, our strategy has been to focus on companies with strong franchises of currently marketed drugs, such as Amgen. We have also invested in companies awaiting approval for new products from the FDA when our research has led us to conclude that the chance for FDA approval or clinical success is good, such as Biogen Inc. and Trimeris Inc., although we too have been caught by unpleasant FDA surprises, such as an unexpected delay for the erectile dysfunction drug Cialis from ICOS.

We believe that the Fund has always been broadly diversified, but in the past few months, we have taken more aggressive positions in our best ideas, due to valuations improving for these names. Significant purchases included Celltech Group PLC, Immunex Corp., Biogen Inc., Gilead Sciences Inc. and Enzon Inc., and positions were reduced or eliminated in Genentech Inc., Aviron, Human Genome Sciences Inc., Incyte Genomics Inc. and Celera Genomics Group-Applera Group.

Finally, we have selectively considered companies that have experienced difficulties in product development and have consequently lost value, where we believe the drug will eventually make it to market. As long-term biotech investors, we are quite happy to accept a delay in the introduction of a product if it allows us to buy the stock at a bargain-basement price. Although today's markets are difficult, we remain fully invested; historically, the market has rewarded biotechnology investors who brave the inevitable sector downturns.


----------
(4) THE S&P 500 IS A MARKET CAPITALIZATION-WEIGHTED MEASURE OF 500 WIDELY HELD COMMON STOCKS. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(5) THE DOW JONES U.S. TOTAL MARKET BIOTECHNOLOGY INDEX POSTED RETURNS OF NEGATIVE 15.50% FOR THE PERIOD FROM JANUARY 1, 2002 TO FEBRUARY 7, 2002.


  3  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

MARKET OUTLOOK

Markets remain volatile as investors keep a close eye on developments at home and abroad. While the recession has apparently ended, economic recovery seems somewhat tentative. Although the nation's GDP grew at a torrid 5.8% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that we believe is unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling.

On the more positive side, corporate profit margins, while disappointing in some cases, seem to be improving, and interest rates and inflation remain low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two thirds of economic growth, remained healthy.

There continues to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. However, investors remain cautious as concerns persist about the economy, corporate accounting practices and ongoing conflict in the Middle East.

Thank you for investing in the Smith Barney Sector Series Inc.--Smith Barney Biotechnology Fund. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

MAY 21, 2002

THE INFORMATION PROVIDED IN THIS COMMENTARY REPRESENTS THE OPINION OF THE MANAGER(S) AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 6 THROUGH 7 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE THAT ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF APRIL 30, 2002 AND IS SUBJECT TO CHANGE.



  4  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

GROWTH OF $10,000 INVESTED IN SHARES OF THE
SMITH BARNEY BIOTECHNOLOGY FUND VS. DOW JONES U.S. TOTAL MARKET BIOTECHNOLOGY INDEX AND MSCI ALL-WORLD INDEX
--------------------------------------------------------------------------------
         AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) -- APRIL 30, 2002

              [Data below represents line chart in printed piece.]

              Smith Barney                              Dow Jones U.S.
             Biotechnology          MSCI                Total Market
             Fund Class A      All-World Index*     Biotechnology Index
             -------------     ----------------     -------------------
8/31/00         9500               10000                  10000
9/30/00         9275               9768.58                9343.63
10/31/00        8233.33            9112.07                9345.14
11/30/00        7041.67            7919.63                8016.44
12/31/00        7250               8359.04                7902.84
1/31/01         6950               7892.42                8785.75
2/28/01         6650               7463.06                7679.67
3/31/01         5325               5961.01                7254.41
4/30/01         5908.33            6695.34                7738.07
5/31/01         6333.33            7127.09                7374.38
6/30/01         6433.33            7192.63                6861.72
7/31/01         5766.67            6530.36                6870.18
8/31/01         5783.33            6584                   6149.76
9/30/01         4966.67            5820.75                5806.93
10/31/01        5608.33            6416.66                5693.92
11/30/01        6266.67            7103.14                6097.75
12/31/01        5891.67            6674.41                6135.21
1/31/02         5241.67            5931.28                5571.35
2/28/02         5200               5871.34                5440.95
3/31/02         5358.33            6082.21                5559.65
4/30/02         4558.33            5236.92                5012.38

                          AUG. 31,   OCT     DEC     FEB     APR     JUN     AUG     OCT     DEC     FEB    APR 30,
                           2000     2000    2000    2001    2001    2001    2001    2001    2001    2002     2002
                          --------  ----    ----    ----    ----    ----    ----    ----    ----    ----    -------
SMITH BARNEY
 BIOTECHNOLOGY
 FUND CLASS A             $ 9,500   $8,000  $7,200  $6,800  $6,000  $6,500  $5,800  $5,500  $6,000  $5,200  $4,558

DOW JONES
 U.S. TOTAL MARKET
 BIOTECHNOLOGY INDEX       10,000    9,400   8,000   7,600   7,800   6,800   6,200   5,800   6,200   5,500   5,012

MSCI ALL-WORLD INDEX*      10,000    9,200   8,400   7,500   6,800   7,200   6,700   6,500   6,800   5,900   5,237

A $10,000 investment in the Fund made on August 31, 2000 would have declined to $4,558 with sales charge (as of April 30, 2002). The graph shows how the fund compares to its benchmark for the same period. The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions are reinvested at Net Asset Value.

* The Morgan Stanley Capital International All-World Index ("MSCI All-World") represents the performance of 47 markets in both the developed and the emerging markets in Africa, Asia, Australia, Europe, North America and South America. Please note that an investor cannot invest directly in an index.

                 TOP TEN COMMON STOCK HOLDINGS*

 1. AMGEN INC. ...................................... 24.1%
 2. MEDIMMUNE INC. ..................................  9.1
 3. IDEC PHARMACEUTICALS CORP. ......................  6.5
 4. GILEAD SCIENCES INC. ............................  5.5
 5. GENZYME CORP. ...................................  5.1
 6. BIOGEN INC. .....................................  4.8
 7. MILLENNIUM PHARMACEUTICALS INC. .................  4.2
 8. GENENTECH INC. ..................................  4.0
 9. CELLTECH GROUP PLC. .............................  3.8
10. AMERSHAM PLC. ...................................  3.2

* As a percentage of total investments.


PORTFOLIO BREAKDOWN*

[PIE CHART]

20.4% Pharmaceuticals
 3.8% Health Care
 5.2% Health Care Equipment & Supplies
70.6% Biotechnology

  5  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002
--------------------------------------------------------------------------------

     SHARES          SECURITY                                          VALUE
-------------------------------------------------------------------------------
COMMON STOCK -- 100%
BIOTECHNOLOGY -- 70.6%
         16,438     Alkermes Inc.*                                   $  331,061
         99,896     Amgen Inc.*                                       5,282,501
          1,879     BB Biotech*                                         106,658
         24,436     Biogen Inc.*                                      1,062,233
          7,468     Cell Genesys Inc.*                                  106,120
         11,687     Chiron Corp.*                                       472,973
          6,664     Curagen Corp.*                                       57,510
             54     Gene Logic Inc.*                                        839
         24,901     Genentech Inc.*                                     883,986
         27,109     Genzyme Corp.*                                    1,109,842
         25,936     IDEC Pharmaceuticals Corp.*                       1,425,183
         17,974     Immunex Corp.*                                      487,814
          3,594     Invitrogen Corp.*                                   124,640
         14,932     Medarex Inc.*                                       151,410
         59,588     Medimmune Inc.*                                   1,990,239
         46,527     Millennium Pharmaceuticals Inc.*                    928,679
          4,400     Myriad Genetics Inc.*                               104,544
          8,356     Neurocrine Biosciences Inc.*                        274,829
          5,676     Protein Design Labs Inc.*                           101,941
        20,916      QLT Inc.*                                           285,922
          6,596     Vertex Pharmaceuticals Inc.*                        140,297
         10,607     XOMA Ltd.*                                           39,564
-------------------------------------------------------------------------------
                                                                     15,468,785
-------------------------------------------------------------------------------
HEALTH CARE -- 3.8%
        101,138     Celltech Group Plc.*                                836,764
            204     Oxford Glycosciences Plc.*                              981
-------------------------------------------------------------------------------
                                                                        837,745
-------------------------------------------------------------------------------
HEATH CARE EQUIPMENT & SUPPLIES -- 5.2%
         17,869     Affymetrix Inc.*                                    453,337
         71,911     Amersham Plc.*                                      692,892
-------------------------------------------------------------------------------
                                                                      1,146,229
-------------------------------------------------------------------------------
PHARMACEUTICALS -- 20.4%
         28,627     Abgenix Inc.*                                       403,927
          6,676     CV Therapeutics Inc.*                               193,204
             55     Cambridge Antibody Technlogy Group*                     937
          3,946     Cubist Pharmaceuticals Inc.*                         55,165
         18,466     Enzon Inc.*                                         687,674
         38,743     Gilead Sciences Inc.*                             1,205,682
         18,319     ICOS Corp.*                                         471,897
          5,305     ImClone Systems Inc.*                                85,411
            353     Ligand Pharmaceuticals Inc. Cl. B*                    5,496
          2,178     Osi Pharmaceuticals Inc.*                            69,631





                       SEE NOTES TO FINANCIAL STATEMENTS.


  6  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS (UNAUDITED)                               APRIL 30, 2002
--------------------------------------------------------------------------------

     SHARES          SECURITY                                          VALUE
--------------------------------------------------------------------------------
PHARMACEUTICALS (CONTINUED)
          9,510     Scios Inc.*                                       $  294,144
            480     Serono SA                                            367,034
             20     Shire Pharmaceuticals Group Plc.*                        148
          8,633     Transkaryotic Therapies Inc.*                        344,111
          5,721     Trimeris Inc.*                                       274,322
--------------------------------------------------------------------------------
                                                                       4,458,783
--------------------------------------------------------------------------------
                    TOTAL COMMON STOCK
                    (Identified Cost-- $28,131,032+)                 $21,911,542
--------------------------------------------------------------------------------

* NON-INCOME PRODUCING SECURITY.
+ AGGREGATE COST FOR FEDERAL INCOME TAXES SUBSTANTIALLY THE SAME.






                       SEE NOTES TO FINANCIAL STATEMENTS.


  7  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost-- $28,131,032)                                            21,911,542
     Foreign currency, at value (Cost-- $9,948)                                                 9,972
     Cash                                                                                      92,325
     Receivable for Fund shares sold                                                           29,214
     Dividend and interest receivable                                                           6,950
------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                         $22,050,003
------------------------------------------------------------------------------------------------------
LIABILITIES:
     Management fees payable (Note 2)                                                          21,911
     Distribution fees payable (Note 2)                                                        13,651
     Payable for Fund shares repurchased                                                        5,808
     Accrued expenses and other liabilities                                                    81,845
------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                        123,215
------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                          $21,926,788
------------------------------------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                                                                4,051
     Capital paid in excess of par value                                                   43,722,467
     Accumulated net investment loss                                                         (279,272)
     Accumulated net realized loss from security transactions and foreign currencies      (15,301,123)
     Net unrealized depreciation of investments and foreign currencies                     (6,219,335)
------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                          $21,926,788
------------------------------------------------------------------------------------------------------

SHARES OUTSTANDING:
     Class A                                                                                  871,812
------------------------------------------------------------------------------------------------------
     Class B                                                                                1,316,666
------------------------------------------------------------------------------------------------------
     Class L                                                                                1,862,976

NET ASSET VALUE:
     Class A (and redemption price)                                                             $5.47
------------------------------------------------------------------------------------------------------
     Class B *                                                                                  $5.40
------------------------------------------------------------------------------------------------------
     Class L **                                                                                 $5.40

MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)                          $5.76
------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                          $5.45
------------------------------------------------------------------------------------------------------

* REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED LESS THAN ONE YEAR FROM INITIAL PURCHASE (SEE NOTE 2).

** REDEMPTION PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.


                       SEE NOTES TO FINANCIAL STATEMENTS.


  8  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002
INVESTMENT INCOME:
     Interest                                                           $ 5,524
     Dividends                                                            2,642
     Less: Foreign withholding tax                                         (552)
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   7,614
--------------------------------------------------------------------------------
EXPENSES:
     Management fees (Note 2)                                           130,135
     Distribution fees (Note 2)                                         113,735
     Transfer agent fees                                                 24,335
     Shareholder communications                                          22,500
     Custody fees                                                        10,555
     Audit fees                                                           8,500
     Legal fees                                                           6,536
     Directors' fees                                                      6,390
     Blue sky fees                                                        5,100
     Other                                                               20,206
--------------------------------------------------------------------------------
     TOTAL EXPENSES                                                     347,992
     Less: Aggregate amount waived by the Manager (Note 2)              (62,931)
--------------------------------------------------------------------------------
     NET EXPENSES                                                       285,061
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                    (277,447)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS (NOTE 3):
     Realized Loss From:
        Security (excluding short-term securities)
         and foreign currency transactions                           (4,568,518)
--------------------------------------------------------------------------------
     Increase in Net Unrealized Depreciation                           (352,072)
--------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                              (4,920,590)
--------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                              $(5,198,037)
--------------------------------------------------------------------------------




                       SEE NOTES TO FINANCIAL STATEMENTS.


  9  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                         SIX MONTHS ENDED
                                                                          APRIL 30, 2002          YEAR ENDED
                                                                            (unaudited)        OCTOBER 31, 2001
---------------------------------------------------------------------------------------------------------------
OPERATIONS:
     Net investment loss                                                   $   (277,447)         $   (590,279)
     Net realized loss                                                       (4,568,518)          (10,717,644)
     Increase (Decrease) in net unrealized depreciation                        (352,072)           (1,226,742)
---------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM OPERATIONS                                  (5,198,037)          (12,534,665)
---------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
     Net proceeds from sale of shares                                         2,096,545            13,636,072
     Net asset value of shares issued for reinvestment of dividends                  --                    --
     Cost of shares reacquired                                               (3,408,291)           (8,618,352)
---------------------------------------------------------------------------------------------------------------
     INCREASE/(DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS          (1,311,746)            5,017,720
---------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                                       (6,509,783)           (7,516,945)
NET ASSETS:
     Beginning of period                                                     28,436,571            35,953,516
---------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                        $ 21,926,788          $ 28,436,571
---------------------------------------------------------------------------------------------------------------
* Includes accumulated net investment loss of:                             $   (279,272)         $     (1,825)
---------------------------------------------------------------------------------------------------------------






                       SEE NOTES TO FINANCIAL STATEMENTS.


  10  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1. Significant Accounting Policies

Effective October 12, 2001, The Smith Barney Global Biotechnology Fund changed its name to Smith Barney Biotechnology Fund. The Smith Barney Biotechnology Fund is a non-diversified investment fund of the Smith Barney Sector Series Inc. (the "Company"), a Maryland corporation. The Company is registered under the Investment Company of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds:
Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund and Smith Barney Global Media & Telecommunications Fund. The Fund commenced operations on August 31, 2000.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization or premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(m) the character of income and gains to be distributed in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, the Fund reclassified $597,713, from paid in capital, to accumulated net investment loss. Net investment income, net realized gains and net assets were not affected by this adjustment and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized respectively.



  11  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The management fee is computed at an annual rate of 0.95% of the average daily net assets. SBFM has delegated the daily management of the Fund to Citigroup Asset Management Ltd., (the "Subadviser"), an affiliate of SBFM. For services provided to the Fund, the manager pays the Subadviser a subadvisory fee computed at an annual rate of 0.65% of the Fund's average daily net assets. The management fees paid amounted to $130,135, of which $62,931 was voluntarily waived for the six months April 30, 2002.

Salomon Smith Barney Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Travelers Bank &Trust, fsb, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Travelers Bank &Trust, fsb receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Travelers Bank & Trust, fsb. For the six months April 30, 2002, the Fund paid transfer agent fees of $22,917 to Travelers Bank &Trust, fsb.

There is a maximum initial sales charge of 5.00% and 1.00% for Class A shares and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months April 30, 2002, sales charges received by SSB and CDSCs paid to SSB were approximately:

                             CLASS A       CLASS B      CLASS L
--------------------------------------------------------------------------------
Sales Charges                $8,000         $ --        $9,000
--------------------------------------------------------------------------------
CDSCs                        $   --         $ --        $   --
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each class, respectively.

For the six months April 30, 2002, total Distribution Plan fees incurred were:

                             CLASS A       CLASS B      CLASS L
--------------------------------------------------------------------------------
Distribution Plan Fees       $7,750        $43,455      $62,530
--------------------------------------------------------------------------------

All officers and one Director of the Fund are employees of SSB.

3. Investments

During the six months April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                          $14,088,378
--------------------------------------------------------------------------------
Sales                                              $15,020,495
--------------------------------------------------------------------------------

At April 30, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                      $   123,727
Gross unrealized depreciation                       (6,343,062)
--------------------------------------------------------------------------------
Net unrealized depreciation                        $(6,219,335)
--------------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

At April 30, 2002, the Fund had no open forward foreign currency contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a

  12  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the amount of the premium originally paid. When the Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2002, the Fund had no open purchased call or put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. the risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

At April 30, 2002, the Fund did not write any options.

6. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2002, the Fund had no open futures contracts.

7. Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

8. Concentration of Risk

The Fund normally invests at least 80% of its assets in biotechnology related investments. As a result of this concentration policy, the Fund's investment may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.




  13  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Fund's investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of these investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

9. Capital Shares

At April 30, 2002, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 2002, total paid-in capital amounted to the following for each class:

                             CLASS A       CLASS B        CLASS L
--------------------------------------------------------------------------------
Total Paid-in Capital      $9,690,914    $14,182,974    $19,852,630
--------------------------------------------------------------------------------

Transactions in shares of each class were as follows:

                                       SIX MONTHS ENDED
                                        APRIL 30, 2002                          YEAR ENDED
                                         (unaudited)                         OCTOBER 31, 2001
                                    ------------------------           --------------------------
                                     SHARES        AMOUNT              SHARES           AMOUNT
-------------------------------------------------------------------------------------------------
CLASS A
Shares sold                           60,170      $  416,027            519,806       $ 4,015,254
Shares issued on reinvestment             --              --                 --                --
Shares reacquired                   (193,903)     (1,329,214)          (373,491)       (2,851,164)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)             (133,733)     $ (913,187)           146,315       $ 1,164,090
--------------------------------------------------------------------------------------------------
CLASS B
Shares sold                          126,254      $  850,496            452,685       $ 3,457,895
Shares issued on reinvestment             --              --                 --                --
Shares reacquired                   (111,370)       (730,656)          (337,575)       (2,450,584)
--------------------------------------------------------------------------------------------------
Net Increase                          14,884      $  119,840            115,110       $ 1,007,311
--------------------------------------------------------------------------------------------------
CLASS L
Shares sold                          120,726      $  830,022            802,225       $ 6,162,923
Shares issued on reinvestment             --              --                 --                --
Shares reacquired                   (202,923)     (1,348,421)          (455,094)       (3,316,604)
--------------------------------------------------------------------------------------------------
Net Increase (Decrease)              (82,197)     $ (518,399)           347,131       $ 2,846,319
--------------------------------------------------------------------------------------------------



 14  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                          FEBRUARY 28, 2000
                                               SIX MONTHS ENDED                           (COMMENCEMENT OF
                                                APRIL 30, 2002         YEAR ENDED          OPERATIONS) TO
CLASS A SHARES                                    (unaudited)       OCTOBER 31, 2001      OCTOBER 31, 2000*
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  6.73               $ 9.88               $11.40
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                (0.01)               (0.10)               (0.04)
   Net realized and unrealized loss                   (1.25)               (3.05)               (1.48)
-----------------------------------------------------------------------------------------------------------
Total Loss From Operations                            (1.26)               (3.15)               (1.52)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                 --                   --                   --
   Net realized gain                                     --                   --                   --
-----------------------------------------------------------------------------------------------------------
Total Distributions                                      --                   --                   --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  5.47               $ 6.73               $ 9.88
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         (18.72)%++           (31.88)%              (13.33)%++
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                   $ 4,765               $6,769               $8,486
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                            1.50%+               1.50%                1.52%+
   Net investment loss                                (1.45)%+             (1.40)%              (0.78)%+
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                  53%                  74%                   1%
-----------------------------------------------------------------------------------------------------------
NOTE: IF THE MANAGER OF THE FUND HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES, THE NET INVESTMENT
      INCOME (LOSS) PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
      Net investment loss per share                 $ (0.07)              $(0.14)              $(0.04)
      RATIOS:
      Expenses to average net assets                   1.94%+               1.98%                3.08%+
      Net investment loss to average net assets       (1.89)%+             (1.88)%              (2.34)%+
-----------------------------------------------------------------------------------------------------------

* NOTE: THE PER SHARE AMOUNTS WERE COMPUTED USING MONTHLY AVERAGE OF SHARES DURING THE PERIOD.

+  ANNUALIZED

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.





                       SEE NOTES TO FINANCIAL STATEMENTS.

 15  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                           FEBRUARY 28, 2000
                                                SIX MONTHS ENDED                           (COMMENCEMENT OF
                                                 APRIL 30, 2002         YEAR ENDED          OPERATIONS) TO
CLASS B SHARES                                     (unaudited)       OCTOBER 31, 2001      OCTOBER 31, 2000*
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  6.67              $  9.86              $ 11.40
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                (0.09)               (0.16)               (0.05)
   Net realized and unrealized loss                   (1.18)               (3.03)               (1.49)
-----------------------------------------------------------------------------------------------------------
Total Loss From Operations                            (1.27)               (3.19)               (1.54)
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                 --                   --                   --
   Net realized gain                                     --                   --                   --
-----------------------------------------------------------------------------------------------------------
Total Distributions                                      --                   --                   --
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  5.40              $  6.67              $  9.86
-----------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         (19.04)%++           (32.35)%             (13.51)%++
-----------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                   $ 7,017              $ 8,687              $11,705
-----------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                            2.25%+               2.25%                2.28%+
   Net investment loss                                (2.20)%+             (2.15)%              (1.51)%+
-----------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                  53%                  74%                   1%
-----------------------------------------------------------------------------------------------------------
NOTE: IF THE MANAGER OF THE FUND HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES, THE NET INVESTMENT
      LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
      Net investment loss per share                 $ (0.09)             $ (0.19)             $ (0.05)
      RATIOS:
      Expenses to average net assets                   2.69%+               2.74%                3.84%+
      Net investment loss to average net assets       (2.64)%+             (2.64)%              (3.07)%+
-----------------------------------------------------------------------------------------------------------

* NOTE: THE PER SHARE AMOUNTS WERE COMPUTED USING MONTHLY AVERAGE OF SHARES DURING THE PERIOD.

+  ANNUALIZED

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.





                       SEE NOTES TO FINANCIAL STATEMENTS.

 16  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (CONTINUED)
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                           FEBRUARY 28, 2000
                                                SIX MONTHS ENDED                           (COMMENCEMENT OF
                                                 APRIL 30, 2002         YEAR ENDED          OPERATIONS) TO
CLASS L SHARES                                     (unaudited)       OCTOBER 31, 2001      OCTOBER 31, 2000*
-----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                $  6.67              $  9.86              $ 11.40
------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                (0.09)               (0.16)               (0.06)
   Net realized and unrealized loss                   (1.18)               (3.03)               (1.48)
------------------------------------------------------------------------------------------------------------
Total Loss From Operations                            (1.27)               (3.19)               (1.54)
------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                 --                   --                   --
   Net realized gain                                     --                   --                   --
------------------------------------------------------------------------------------------------------------
Total Distributions                                      --                   --                   --
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                      $  5.40              $  6.67              $  9.86
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         (19.04)%++           (32.35)%             (13.51)%++
------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000S)                    $10,055              $12,980              $15,763
------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                            2.25%+               2.25%                2.28%+
   Net investment loss                                (2.20)%+             (2.15)%              (1.51)%+
------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                  53%                  74%                   1%
------------------------------------------------------------------------------------------------------------
NOTE: IF THE MANAGER OF THE FUND HAD NOT VOLUNTARILY WAIVED A PORTION OF THEIR FEES, THE NET INVESTMENT
      LOSS PER SHARE AND THE RATIOS WOULD HAVE BEEN AS FOLLOWS:
      Net investment loss per share                 $  (0.09)            $ (0.19)             $ (0.06)
      RATIOS:
      Expenses to average net assets                   2.69%+               2.74%                3.84%+
      Net investment loss to average net assets       (2.64)%+             (2.64)%              (3.07)%+
------------------------------------------------------------------------------------------------------------

* NOTE: THE PER SHARE AMOUNTS WERE COMPUTED USING MONTHLY AVERAGE OF SHARES DURING THE PERIOD.

+  ANNUALIZED

++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL
   RETURN FOR THE YEAR.





                       SEE NOTES TO FINANCIAL STATEMENTS.

 17  SMITH BARNEY BIOTECHNOLOGY FUND | 2002 Semi-annual Report to Shareholders

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











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











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

                                  SMITH BARNEY
                               BIOTECHNOLOGY FUND


DIRECTORS                                   INVESTMENT MANAGER
Herbert Barg                                Smith Barney Fund Management LLC
Alfred J. Bianchetti
Dwight B. Crane
Burt N. Dorsett                             INVESTMENT SUBADVISER
Elliot S. Jaffe                             Citigroup Asset Management Ltd.
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman                 DISTRIBUTOR
Cornelius C. Rose, Jr.                      Salomon Smith Barney Inc.


OFFICERS                                    CUSTODIAN
Heath B. McLendon                           State Street Bank & Trust Co.
President and Chief Executive Officer

                                            TRANSFER AGENT
Lewis E. Daidone                            Travelers Bank &Trust, fsb.
Senior Vice President and                   125 Broad Street, 11th Floor
Chief Administrative Officer                New York, New York 10004


Richard Peteka                              SUB-TRANSFER AGENT
Chief Financial Officer and Treasurer       PFPC Global Fund Services
                                            P.O. Box 9699
                                            Providence, Rhode Island
Kaprel Ozsolak                              02940-9699
Controller


Christina T. Sydor
Secretary

SMITH BARNEY BIOTECHNOLOGY FUND
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Sector Series Inc.--Smith Barney Biotechnology Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which give details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY BIOTECHNOLOGY FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004


For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.



www.smithbarney.com/mutualfunds



          SALOMONSMITHBARNEY
----------------------------
A member of citigroup [logo]


Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.


FD02550 6/02

--------------------------------------------------------------------------------
                                  SMITH BARNEY
                               SECTOR SERIES INC.
                     GLOBAL MEDIA & TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------
              RESEARCH SERIES | SEMI-ANNUAL REPORT | APRIL 30, 2002



                        [SMITH BARNEY MUTUAL FUNDS LOGO]

            --------------------------------------------------------
             NOT FDIC INSURED o NOT BANK GUARANTEED o MAY LOSE VALUE
            --------------------------------------------------------

                                                                 Research Series

Semi-Annual Report o April 30, 2002
SMITH BARNEY GLOBAL MEDIA &
TELECOMMUNICATIONS FUND

SMITH BARNEY FUND
MANAGEMENT LLC

Smith Barney Fund Management LLC is the investment manager to the Fund. Citigroup Asset Management Ltd. is the subadviser. The Fund's management team follows a systematic and rigorous approach designed to provide appropriate exposure to the market sector.

FUND OBJECTIVE

The Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its assets in securities of companies principally engaged in, but not limited to, the development, production, sale and distribution of goods or services used in the broadcast and media industries; companies engaged in design, development, manufacture, distribution or sale of communications services and equipment; and companies that are involved in supplying equipment or services to such companies, as well as companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

FUND FACTS

FUND INCEPTION
--------------------------------------------------------------------------------
August 31, 2000

                             Class A    Class B    Class L
--------------------------------------------------------------------------------
NASDAQ                        SMTAX      SMTBX      SGMLX
--------------------------------------------------------------------------------

SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND*
AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 2002 (UNAUDITED)

                        WITHOUT SALES CHARGES(1)
                     Class A   Class B   Class L
--------------------------------------------------
Six Months++          (9.06)%   (9.29)%   (9.45)%
--------------------------------------------------
One-Year             (32.72)%  (33.18)%  (33.29)%
--------------------------------------------------
Since Inception+     (33.05)%  (33.50)%  (33.57)%
--------------------------------------------------


                          WITH SALES CHARGES(2)
                     Class A   Class B   Class L
--------------------------------------------------
Six Months++         (13.61)%  (13.83)%  (11.25)%
--------------------------------------------------
One-Year             (36.08)%  (36.52)%  (34.62)%
--------------------------------------------------
Since Inception+     (35.08)%  (35.11)%  (33.97)%
--------------------------------------------------


* Since the Fund focuses its investments on companies involved in the media and telecommunications industries, an investment in the Fund may involve a greater degree of risk than an investment in other mutual funds with greater diversification.

(1) Assumes reinvestment of all dividends and capital gain distributions, if any, at net asset value and does not reflect deduction of all applicable sales charges with respect to Class A and L shares or the applicable contingent deferred sales charges ("CDSC") with respect to Class B and L shares.

(2) Assumes reinvestment of all dividends and capital gain distributions, if any at net asset value. In addition, Class A and L shares reflect the deduction of the maximum initial sales charge of 5.00% and 1.00%, respectively. Class B shares reflect the deduction of a 5.00% CDSC, which applies if shares are redeemed within one year from purchase. This CDSC declines by 1.00% the first year after purchase and thereafter by 1.00% per year until no CDSC is incurred. Class L shares also reflect the deduction of 1.00% per year until CDSC, which applies if shares are redeemed within the first year of purchase.

+    Inception date for Class A, B and L shares is August 31, 2000.

++   Not Annualized

--------------------------------------------------------------------------------

WHAT'S INSIDE

Your Investment in the Smith Barney
Global Media & Telecommunications Fund ......................................  1
Letter to Our Shareholders ..................................................  2
Fund at a Glance ............................................................  5
Schedule of Investments .....................................................  6
Statement of Assets and Liabilities .........................................  8
Statement of Operations .....................................................  9
Statement of Changes in Net Assets .......................................... 10
Notes to Financial Statements ............................................... 11
Financial Highlights ........................................................ 15

[SMITH BARNEY MUTUAL FUNDS LOGO]

--------------------------------------------------------------------------------
  Investment Products: Not FDIC Insured o Not Bank Guaranteed o May Lose Value
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       YOUR INVESTMENT IN THE SMITH BARNEY
                     GLOBAL MEDIA & TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

The Fund offers investors the opportunity to participate in the long-term growth potential of the media and telecommunications industry. The Fund's management team comprises a seasoned group of investment and research professionals who follow a systematic, rigorous approach designed to provide appropriate exposure to the media and telecommunications sector on a global basis.

[GRAPHIC OMITTED]   AN INVESTMENT IN THE FUTURE OF GLOBAL MEDIA AND
                    TELECOMMUNICATIONS

                    An investment in the Fund represents an opportunity to take advantage of the anticipated growth and increasing importance of the media and telecommunications industries. While this sector has seen its fair share of challenges of late, we continue to view its long-term prospects favorably.

[GRAPHIC OMITTED]   DIVERSIFICATION IN A TARGETED SECTOR*

                    An investment in the Fund offers investors a way to invest in the broad range of companies shaping the media and telecommunications industries, both in the U.S. and abroad. The Fund's investments may include companies in a wide range of industries such as broadcasting, media, and communications, among others.

[GRAPHIC OMITTED]   THE BENEFITS OF EXHAUSTIVE FUNDAMENTAL SECURITIES
                    ANALYSIS--THE RESEARCH SERIES

                    While most investors recognize that certain sectors drive the economy, we believe it is much more difficult to determine which companies within a particular sector, such as media & telecommunications, will outperform their competitors over time. The Research Series is a selection of funds built on a foundation of substantial buy-side research. Our team of experienced professionals seeks to offer you an opportunity to invest in the companies it believes are best positioned within their respective industries--companies that may offer the greatest growth potential over the long term.

                    Yet, when investing in a sector fund, it is important to understand that these funds may experience a significant amount of short-term volatility. Investors should maintain a long-term investment horizon, and should remember that sector funds may be appropriate as part of an overall portfolio that has more conservative investments.



* Please note that, because the Fund invests in a single industry, its shares do not represent a complete investment program. The value of its shares may fluctuate more than shares invested in a broader range of industries.

1    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

DEAR SHAREHOLDER:

Enclosed herein is the semi-annual report for the Smith Barney Sector Series Inc.--Smith Barney Global Media & Telecommunications Fund (the "Fund") for the six-month period ended April 30, 2002. In this report, we summarize what we believe to be the period's prevailing economic and market conditions and outline our investment strategy. A detailed summary of the Fund's performance can be found in the appropriate sections that follow. We hope you find this report to be useful and informative.

PERFORMANCE UPDATE

For the six months ended April 30, 2002, the Fund's Class A shares, without sales charges, returned negative 9.06%. In comparison, the Morgan Stanley Capital International All-World Index ("MSCI All-World Index")(1) returned negative 4.69% and the Morgan Stanley Capital International All-Countries World Index Free Media & Telecommunications ("MSCI All-Countries World Index Free Media & Telecommunications") returned negative 11.97% for the same period. Past performance is not indicative of future results.

INVESTMENT STRATEGY

Under normal circumstances, the Fund invests at least 80% of the value of its net assets, plus any borrowings for investment purposes, in securities of companies principally engaged in, but not limited to, the development, production, sale and distribution of goods or services used in the broadcast, and media industries; companies engaged in design, development, manufacture, distribution, or sale of communications services and equipment; and companies that are involved in supplying equipment or services to such companies, as well as companies that offer telephone service, wireless communications, satellite communications, television and movie programming, broadcasting and Internet access.

In buying and selling securities, the Fund relies on fundamental analysis of each issuer and its potential for success in light of its current financial condition and its industry position. Factors considered, among other things, include long-term growth potential, earnings estimates and quality of management.

MARKET REVIEW

Despite impressive rallies in November and early March, stocks struggled for most of the reporting period. The U.S. Federal Reserve Board ("Fed") helped spark the rally early in the reporting period by cutting the key federal funds rate ("fed funds rate")(2) to 1.75%--its lowest level in 40 years--in an effort to pull the economy out of recession. But when U.S. Gross Domestic Product ("GDP")(3) grew at a surprisingly strong annualized rate of 1.7% in the fourth quarter of 2001, the Fed hinted that it might raise interest rates in the months ahead to prevent the economy from expanding too rapidly.

While the shift in Fed policy put a damper on the market rally, investors were more concerned about several high-profile companies' questionable accounting practices, which were thrust into the spotlight early in 2002. Investors also shied away from stocks because of mixed economic signals, disappointing corporate earnings and concerns about developments in the Middle East. As a result, many major market indexes ended the reporting period with only modest gains.

Although many growth stocks rallied impressively at the end of 2001, they generally underperformed value stocks for the reporting period. In the uncertain market environment, value stocks were more attractive to investors. Small- and mid-cap stocks generally outperformed large-cap stocks. Small-cap value stocks were generally the best-performing segment of the market while large-cap growth stocks were the worst.

--------------------------------------------------------------------------------

(1) THE MSCI ALL-WORLD INDEX REPRESENTS THE PERFORMANCE OF MARKETS IN BOTH THE DEVELOPED AND THE EMERGING MARKETS OF AFRICA, ASIA, AUSTRALIA, EUROPE, NORTH AMERICA AND SOUTH AMERICA. PLEASE NOTE THAT AN INVESTOR CANNOT INVEST DIRECTLY IN AN INDEX.

(2) THE FED FUNDS RATE IS THE INTEREST RATE THAT BANKS WITH EXCESS RESERVES AT A FEDERAL RESERVE DISTRICT BANK CHARGE OTHER BANKS THAT NEED OVERNIGHT LOANS. THE FED FUNDS RATE OFTEN POINTS TO THE DIRECTION OF U.S. INTEREST RATES.

(3) GDP IS THE MARKET VALUE OF GOODS AND SERVICES PRODUCED BY LABOR AND PROPERTY IN A GIVEN COUNTRY.


2    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

PORTFOLIO UPDATE

The telecommunication service sector was weak during the period, highlighted by weakening demand due to the economic slowdown combined with an increasingly competitive operating environment. The wireline sector was adversely affected by three factors: (1) intense competition, (2) substitution by wireless, and (3) oversupply of network capacity. These factors disproportionately affected the long distance industry whose voice and data growth rates continued to decelerate during the past six months. Local operators were not immune to the same forces, but experienced less of a negative effect as the long distance sector because of their more stable, less-competitive local telephone business. Wireless fundamentals remained strong as the secular shift toward moving more traffic to wireless networks remains. However, the rate of growth is slowing as penetration levels are approaching 50% of the population. In addition, the level of competition continues to increase, putting pressure in prices. As a result of the slowdown in growth and rising competition, the wireless sector underperformed during the period.

The Fund has maintained its defensive structure, which has served it well. It is currently overweight the advertising industry, neutral to media names and underweight the telecommunications industry. During the past several months, we have brought down our media weighting, and also have increased our telecommunications weight, due to both improved valuations and better momentum in telecommunications, and deteriorating fundamentals in the media industry.

Significant transactions that helped these changes were sales or reductions to Pacific Century CyberWorks Ltd., Grupo Televisa S.A., Nextel Communications Inc. and Qwest Communications International Inc. These proceeds were redeployed in SmarTone Telecommunications Holdings Ltd., AT&T Wireless Services Inc., EchoStar and Lagardere. The purchase transactions were driven by bottom-up best ideas
(from improved valuations), while sales were driven primarily due to a deterioration of stock fundamentals and momentum, along with risk control considerations.

MARKET OUTLOOK

Markets remain volatile as investors keep a close eye on developments at home and abroad. While the recession has apparently ended, economic recovery seems somewhat tentative. Although the nation's GDP grew at a torrid 5.8% annualized rate in the first quarter of 2002, much of this expansion was due to businesses increasing production to replenish depleted inventories--a trend that is unlikely to continue. Moreover, business spending on equipment, buildings and software declined in the first quarter, an indication that the economy was still struggling.

On the more positive side, corporate profit margins, while disappointing in some cases, seem to be improving, and interest rates and inflation remain low. Despite slipping in April, consumer confidence generally rose over the reporting period, and consumer spending, which accounts for about two thirds of economic growth, remained healthy.

There continues to be a considerable amount of cash in lower-returning money market accounts that could potentially be deployed back into equities. However, investors remain cautious as concerns persist about the economy, corporate accounting practices and the Middle East.

SECTOR OUTLOOK

We believe the wireless sector fundamentals will continue to show strong momentum in the near term, although the rate of penetration and growth is expected to slow in 2002 following record gains during 2001. Although the recent decision by the Federal Communications Commission ("FCC") to relax spectrum ownership rules has set the industry up for consolidation, any mergers are likely to be difficult due to anti-trust constraints and the fact that most wireless operators value control very highly. In the meantime, we expect competitive intensity to remain high, and as such, we are near-term cautious on wireless. We are optimistic about the long-term future of wireless, especially after consolidation occurs.

3    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

We  remain  negative  on  the  long-distance   sector  because  we  believe  the
competitive intensity, substitution from wireless, capacity oversupply, and slowing demand environment are not expected to change in the near-term.

We have a cautious near-term view on local operators despite attractive valuations, as we believe local fundamentals will remain weak through 2002 due to economic weakness and substitution effects. We believe any recovery in demand will lag the broader economic recovery by a few quarters. Although local competition is easing for incumbents and will be less intense during 2002 than in prior years, the slowing economy and substitution effects will be the key drivers of weakening near-term fundamentals in the local telephone business. Longer-term, we believe the large incumbent local operators will dominate the telecommunications market due to their large customer base, solid financial strength, and large-scale operations.

Thank you for investing in the Smith Barney Sector Series Inc.--Smith Barney Global Media & Telecommunications Fund. We look forward to helping you pursue your financial goals in the years ahead.

Sincerely,


/s/ Heath B. McLendon

Heath B. McLendon
Chairman

MAY 21, 2002

THE INFORMATION PROVIDED IN THIS COMMENTARY REPRESENTS THE OPINION OF THE MANAGER(S) AND IS NOT INTENDED TO BE A FORECAST OF FUTURE EVENTS, A GUARANTEE OF FUTURE RESULTS OR INVESTMENT ADVICE. FURTHER, THERE IS NO ASSURANCE THAT CERTAIN SECURITIES WILL REMAIN IN OR OUT OF THE FUND. PLEASE REFER TO PAGES 6 THROUGH 7 FOR A LIST AND PERCENTAGE BREAKDOWN OF THE FUND'S HOLDINGS. ALSO, PLEASE NOTE ANY DISCUSSION OF THE FUND'S HOLDINGS IS AS OF APRIL 30, 2002 AND IS SUBJECT TO CHANGE.

4    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND AT A GLANCE (UNAUDITED)
--------------------------------------------------------------------------------

GROWTH OF $10,000 INVESTED IN SHARES OF THE SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND VS. MSCI ALL-WORLD INDEX AND MSCI ALL-COUNTRIES WORLD INDEX FREE MEDIA & TELECOMMUNICATIONS

--------------------------------------------------------------------------------
         AUGUST 31, 2000 (COMMENCEMENT OF OPERATIONS) -- APRIL 30, 2002

        [The table below represents a line chart in the printed report.]

                  Smith Barney                                MSCI All-Countries
                 Global Media &                                World Index Free
               Telecommunications      MSCI All-World              Media &
                  Fund Class A             Index*             Telecommunications
8/31/00               9500                  10000                 10000
9/30/00               8625                  9343.63               9450.76
10/31/00              8733.33               9345.14               9265.86
11/30/00              7550                  8016.44               8691.82
12/31/00              7454.85               7902.84               8837.01
1/31/01               8141.71               8785.75               9065.56
2/28/01               7119.8                7679.67               8303.94
3/31/01               6633.98               7254.41               7740.3
4/30/01               7245.45               7738.07               8300.29
5/31/01               7027.67               7374.38               8210.68
6/30/01               6617.23               6861.72               7959.13
7/31/01               6541.84               6870.18               7833.69
8/31/01               5829.86               6149.76               7473.68
9/30/01               5486.44               5806.93               6791
10/31/01              5360.79               5693.92               6935.3
11/30/01              5771.23               6097.75               7361.82
12/31/01              5821.49               6135.21               7430.82
1/31/02               5352.42               5571.35               7227.22
2/28/02               5268.66               5440.95               7174.13
3/31/02               5394.3                5559.65               7498.1
4/30/02               4874.97               5012.38               7260.63

A $10,000 investment in the Fund made on August 31, 2000 would have declined to $4,875 with sales charge (as of April 30, 2002). The graph shows how the fund compares to its benchmark for the same period. The graph includes the initial sales charge on the Fund (no comparable charge exists for the index) and assumes all dividends and distributions are reinvested at Net Asset Value.


* The Morgan Stanley Capital International All-World Index ("MSCIAll-World") represents the performance of 47 markets in both the developed and the emerging markets in Africa, Asia, Australia, Europe, North America and South America. Please note that an investor cannot invest directly in an index.

--------------------------------------------------------------------------------
                         TOP TEN COMMON STOCK HOLDINGS*
--------------------------------------------------------------------------------
 1. SBC COMMUNICATIONS INC ................................................ 8.5%
 2. VERIZON COMMUNICATIONS ................................................ 6.9
 3. VODAFONE GROUP PLC .................................................... 6.8
 4. BELLSOUTH CORP ........................................................ 5.6
 5. AOL TIME WARNER INC ................................................... 4.9
 6. OMNICOM GROUP ......................................................... 3.9
 7. NIPPON TELEGRAPH & TELEPHONE CO ....................................... 3.9
 8. VIACOM INC. CLASS B ................................................... 3.9
 9. AT&T WIRELESS SERVICES INC ............................................ 3.6
10. TELEFONICA, S.A ....................................................... 3.4
--------------------------------------------------------------------------------

* As a percentage of total investments.

--------------------------------------------------------------------------------
                              PORTFOLIO BREAKDOWN*
--------------------------------------------------------------------------------

        [The table below represents a pie chart in the printed report.]

                             2.2%    Australia
                             1.1%    Brazil
                             5.3%    France
                             2.5%    Germany
                             1.5%    Hong Kong
                             2.5%    Italy
                             3.9%    Japan
                             1.6%    Mexico
                             4.5%    Spain
                            63.5%    United States
                            11.4%    United Kingdom

5    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS (UNAUDITED)                             APRIL 30, 2002
--------------------------------------------------------------------------------

         SHARES     SECURITY                                                                      VALUE
===========================================================================================================
COMMON STOCK -- 100.0%

AUSTRALIA -- 2.2%
         20,687     News Corp. (Media)                                                           $114,062
-----------------------------------------------------------------------------------------------------------
BRAZIL -- 1.1%
          4,397     Tele Norte Leste Participacoes ADRs (Telecommunication Services)                55,534
-----------------------------------------------------------------------------------------------------------
FRANCE -- 5.3%
          1,843     France Telecom S.A. (Telecommunication Services)                                44,741
          3,073     Lagardere S.C.A. (Media)                                                       137,026
          2,664     Vivendi Universal (Media)                                                       84,893
-----------------------------------------------------------------------------------------------------------
                                                                                                   266,660
-----------------------------------------------------------------------------------------------------------
GERMANY -- 2.5%
          9,742     Deutsche Telekom AG (Telecommunication Services)                               129,302
-----------------------------------------------------------------------------------------------------------
HONG KONG -- 1.5%
        134,337     Pacific Century CyberWorks Ltd.* (Telecommunication Services)                   34,277
         35,000     SmarTone Telecommunications Holding Ltd.* (Telecommunications Services)         39,941
-----------------------------------------------------------------------------------------------------------
                                                                                                    74,218
-----------------------------------------------------------------------------------------------------------
ITALY -- 2.5%
          6,808     Telecom Italia S.P.A. (Telecommunication Services)                              54,130
         17,154     T.I.M. S.P.A. (Telecommunication Services)                                      74,915
-----------------------------------------------------------------------------------------------------------
                                                                                                   129,045
-----------------------------------------------------------------------------------------------------------
JAPAN -- 3.9%
             50     Nippon Telegraph & Telephone Co. (Telecommunication Services)                  196,567
-----------------------------------------------------------------------------------------------------------
MEXICO -- 1.6%
          2,105     Telefonos De Mexico SA ADRs (Telecommunication Services)                        79,653
-----------------------------------------------------------------------------------------------------------
SPAIN -- 4.5%
          2,631     Sogecable, S.A.* (Media)                                                        54,560
         16,351     Telefonica, S.A.* (Telecommunication Services)                                 174,912
-----------------------------------------------------------------------------------------------------------
                                                                                                   229,472
-----------------------------------------------------------------------------------------------------------
UNITED STATES -- 63.5%
          9,735     AT&T Corp. (Telecommunication Services)                                        127,723
         20,271     AT&T Wireless Services Inc.*(Telecommunication Service)                        181,425
          1,673     ALLTEL Corp. (Telecommunication Services)                                       82,814
         13,142     AOL Time Warner Inc.* (Media)                                                  249,961
          9,331     Bellsouth Corp. (Telecommunication Services)                                   283,196
          1,700     EchoStar Communications Corp.* (Telecommunication Services)                     46,240
          3,310     Fox Entertainment Group Inc.* (Media)                                           78,116
          9,849     GM Corporation Cl. H* (Communications Equipment)                               147,538
          4,026     Interpublic Group of Companies, Inc. (Media)                                   124,323
          9,323     Liberty Media Corp.* (Media)                                                    99,756
          3,123     New York Times Co. (Media)                                                     145,407
          2,275     Omnicom Group (Media)                                                          198,471
         13,865     SBC Communications Inc. (Telecommunication Services)                           430,647
          1,730     Scripps Co. (E.W.)-- Cl. A (Media)                                             137,864
          3,242     Univision Communications Inc.* (Media)                                         129,550
          8,719     Verizon Communications (Telecommunication Services)                            349,719
          1,370     Viacom Inc. Class A* (Media)                                                    64,568

                       SEE NOTES TO FINANCIAL STATEMENTS.


6    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 SCHEDULE OF INVESTMENTS  (UNAUDITED) (CONTINUED)                 APRIL 30, 2002
--------------------------------------------------------------------------------

     SHARES          SECURITY                                                                   VALUE
===========================================================================================================
UNITED STATES (CONTINUED)
          4,159     Viacom Inc. Class B* (Media)                                                $  195,889
          6,771     Walt Disney Co. (Media)                                                        156,952
-----------------------------------------------------------------------------------------------------------
                                                                                                 3,230,159
-----------------------------------------------------------------------------------------------------------
UNITED KINGDOM -- 11.4%
          8,174     British Sky Broadcast* (Media)                                                  91,441
         37,966     British Telecommunications Plc.* (Telecommunication Services)                  142,677
        213,455     Vodafone Group Plc. (Telecommunication Services)                               344,343
-----------------------------------------------------------------------------------------------------------
                                                                                                   578,461
-----------------------------------------------------------------------------------------------------------
                    TOTAL INVESTMENTS -- 100%
                    (Identified Cost -- $7,916,618+)                                            $5,083,133
===========================================================================================================

ADRS -- AMERICAN DEPOSITARY RECEIPTS

* NON-INCOME PRODUCING SECURITY.

+ AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS SUBSTANTIALLY THE SAME.

                       SEE NOTES TO FINANCIAL STATEMENTS.

7    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)                   APRIL 30, 2002
--------------------------------------------------------------------------------

ASSETS:
     Investments, at value (Cost -- $7,916,618)                                                                       $ 5,083,133
     Foreign currency, at value (Cost -- $27,454)                                                                          28,100
     Receivable from the Manager (Note 10)                                                                                 29,873
     Receivable for securities sold                                                                                        24,520
     Dividends and interest receivable                                                                                     14,249
     Receivable for Fund shares sold                                                                                        1,105
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL ASSETS                                                                                                       5,180,980
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES:
     Payable to custodian                                                                                                  27,998
     Distribution fees payable (Note 2)                                                                                     3,881
     Payable for Fund shares repurchased                                                                                    2,700
     Accrued expenses and other liabilities                                                                                65,043
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL LIABILITIES                                                                                                     99,622
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                      $ 5,081,358
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS:
     Par value of capital shares                                                                                      $       881
     Capital paid in excess of par value                                                                               10,126,259
     Accumulated net investment loss                                                                                      (31,570)
     Accumulated net realized loss from security transactions and foreign currencies                                   (2,181,418)
     Net unrealized depreciation of investments                                                                        (2,832,794)
------------------------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                                                                                                      $ 5,081,358
------------------------------------------------------------------------------------------------------------------------------------
SHARES OUTSTANDING:
     Class A                                                                                                              142,494
------------------------------------------------------------------------------------------------------------------------------------
     Class B                                                                                                              480,286
------------------------------------------------------------------------------------------------------------------------------------
     Class L                                                                                                              258,442
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE:
     Class A (and redemption price)                                                                                         $5.82
------------------------------------------------------------------------------------------------------------------------------------
     Class B *                                                                                                              $5.76
------------------------------------------------------------------------------------------------------------------------------------
     Class L **                                                                                                             $5.75
------------------------------------------------------------------------------------------------------------------------------------
MAXIMUM PUBLIC OFFERING PRICE PER SHARE:
     Class A (net asset value plus 5.26% of net asset value per share)                                                      $6.13
------------------------------------------------------------------------------------------------------------------------------------
     Class L (net asset value plus 1.01% of net asset value per share)                                                      $5.81
------------------------------------------------------------------------------------------------------------------------------------

  * REDEMPTION PRICE IS NAV OF CLASS B SHARES REDUCED BY A 5.00% CDSC IF SHARES ARE REDEEMED LESS THAN ONE YEAR FROM INITIAL PURCHASE (SEE NOTE 2).
 ** REDEMPTION  PRICE IS NAV OF CLASS L SHARES REDUCED BY A 1.00% CDSC IF SHARES
    ARE REDEEMED WITHIN THE FIRST YEAR OF PURCHASE.

                       SEE NOTES TO FINANCIAL STATEMENTS.


8    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF OPERATIONS (UNAUDITED)
--------------------------------------------------------------------------------

FOR THE SIX MONTHS ENDED APRIL 30, 2002

INVESTMENT INCOME:
     Dividends                                                                                                        $    34,605
     Interest                                                                                                                  40
     Less: Foreign withholding tax                                                                                         (1,052)
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL INVESTMENT INCOME                                                                                               33,593
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES:
     Distribution fees (Note 2)                                                                                            25,989
     Management fees (Note 2)                                                                                              23,894
     Shareholder communications                                                                                            18,920
     Custody fees                                                                                                           9,635
     Audit fees                                                                                                             8,500
     Transfer agent fees                                                                                                    6,007
     Directors' fees                                                                                                        5,215
     Blue sky fees                                                                                                          5,100
     Legal fees                                                                                                             4,129
     Other                                                                                                                 18,040
------------------------------------------------------------------------------------------------------------------------------------
     TOTAL EXPENSES                                                                                                       125,429
     Less: Aggregate amount waived by the Manager (Note 2)                                                                (23,894)
     Less: Expenses assumed by the Manager (Note 10)                                                                      (38,196)
------------------------------------------------------------------------------------------------------------------------------------
NET EXPENSES                                                                                                               63,339
------------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                       (29,746)
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS (NOTE 3):
     Realized Loss From:
        Security (excluding short-term securities) and foreign currency transactions                                     (892,813)
------------------------------------------------------------------------------------------------------------------------------------
     Decrease in Net Unrealized Depreciation                                                                              412,623
------------------------------------------------------------------------------------------------------------------------------------
NET LOSS ON INVESTMENTS                                                                                                  (480,190)
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS FROM OPERATIONS                                                                                  $(509,936)
====================================================================================================================================

                       SEE NOTES TO FINANCIAL STATEMENTS.


9    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                            SIX MONTHS ENDED
                                                                             APRIL 30, 2002                 YEAR ENDED
                                                                               (unaudited)               OCTOBER 31, 2001
====================================================================================================================================
OPERATIONS:
     Net investment loss                                                      $    (29,746)                  $  (80,234)
     Net realized loss                                                            (892,813)                  (1,232,294)
     Increase (Decrease) in net unrealized apppreciation (depreciation)            412,623                   (2,663,441)
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM OPERATIONS                                       (509,936)                  (3,975,969)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                              --                      (37,939)
     Dividends in excess of net investment income                                       --                       (1,211)
------------------------------------------------------------------------------------------------------------------------------------
     DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          --                      (39,150)
------------------------------------------------------------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 9):
     Net proceeds from sale of shares                                              348,732                    4,096,798
     Net asset value of shares issued for reinvestment of dividends                     --                       37,566
     Cost of shares reacquired                                                    (899,068)                  (2,738,810)
------------------------------------------------------------------------------------------------------------------------------------

     INCREASE (DECREASE) IN NET ASSETS FROM FUND SHARE TRANSACTIONS               (550,336)                   1,395,554
------------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS                                                          (1,060,272)                  (2,619,565)

NET ASSETS:
     Beginning of period                                                         6,141,630                    8,761,195
------------------------------------------------------------------------------------------------------------------------------------
     END OF PERIOD*                                                             $5,081,358                   $6,141,630
------------------------------------------------------------------------------------------------------------------------------------
* Includes accumulated net investment loss:                                   $    (31,570)                  $   (1,824)
------------------------------------------------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.


10    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1.  Significant Accounting Policies

The Smith Barney Global Media & Telecommunications Fund is a non-diversified investment fund of the Smith Barney Sector Series Inc. (the "Company"), a Maryland corporation. The Company is registered under the Investment Company of 1940, as amended, as an open-end management investment company and consists of this Fund and four other separate investment funds: Smith Barney Financial Services Fund, Smith Barney Health Sciences Fund, Smith Barney Technology Fund and Smith Barney Biotechnology Fund. The Fund commenced operations on August 31, 2000.

The significant accounting policies followed by the Fund are: (a) security transactions are accounted for on trade date; (b) securities traded in national securities markets are valued at the closing prices in the primary exchange on which they are traded; securities listed or traded on certain foreign exchanges or other markets whose operations are similar to the U.S. over-the-counter market (including securities listed on exchanges where the primary market is believed to be over-the-counter) and securities for which no sale was reported on that date are valued at the mean between the bid and ask prices. Securities which are listed or traded on more than one exchange or market are valued at the quotations on the exchange or market determined to be the primary market for such securities; (c) securities for which market quotations are not available will be valued in good faith at fair market value by or under the direction of the Board of Directors; (d) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (e) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian; (f) interest income, adjusted for amortization or premium and accretion of discount, is recorded on an accrual basis; (g) dividend income is recorded on the ex-dividend date; foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; (h) dividends and distributions to shareholders are recorded on the ex-dividend date; (i) gains or losses on the sale of securities are calculated by using the specific identification method; (j) direct expenses are charged to each class; management fees and general expenses are allocated on the basis of relative net assets; (k) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; (l) the Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes;
(m) the character of income and gains to be distributed in accordance with income tax regulations which may differ from generally accepted accounting principles. At October 31, 2001, reclassifications were made to the Fund's capital accounts to reflect permanent book/tax differences and income and gains available for distribution under income tax regulations. Accordingly, the Fund reclassified $80,278 from accumulated net investment loss, $1,956 to net realized gain and $78,772 to paid in capital. Net investment income, net realized gains and net assets were not affected by this adjustment; and (n) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Fund may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked-to-market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized respectively.


11    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

2.  Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. The management fee is computed at an annual rate of 0.80% of the average daily net assets. SBFM has delegated the daily management of the Fund to Citigroup Asset Management Ltd., (the Subadviser), an affiliate of SBFM. For services provided to the Fund, the manager pays the Subadviser a subadvisory fee computed at an annual rate of 0.50% of the Fund's average daily net assets. The management fees paid amounted to $23,894, all of which was voluntarily waived for the six months ended April 30, 2002. Salomon Smith Barney Inc. acts as the Fund's distributor. Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, as well as certain other broker-dealers, continues to sell Fund shares to the public as a member of the selling group.

Travelers Bank & Trust, fsb, another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Fund's sub-transfer agent. Travelers Bank & Trust, fsb receives fees and asset-based fees that vary according to the account size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by Travelers Bank & Trust, fsb. For the six months ended April 30, 2002, the Fund paid transfer agent fees of $5,781 to Travelers Bank & Trust, fsb.

There is a maximum initial sales charge of 5.00% and 1.00% for Class A and L shares, respectively. There is a contingent deferred sales charge ("CDSC") of 5.00% on Class B shares, which applies if redemption occurs within one year from initial purchase and declines thereafter by 1.00% per year until no CDSC is incurred. Class L shares also have a 1.00% CDSC, which applies if redemption occurs within the first year of purchase.

For the six months ended April 30, 2002, sales charges received by SSB and CDSCs paid to SSB were approximately:

                               CLASS A     CLASS B       CLASS L
--------------------------------------------------------------------------------
Sales charges                    $--         $--         $1,000
--------------------------------------------------------------------------------
CDSCs                            $--         $--          $  --
--------------------------------------------------------------------------------

Pursuant to a Distribution Plan, the Fund pays a service fee with respect to Class A, B and L shares calculated at an annual rate of 0.25% of the average daily net assets of each respective class. The Fund also pays a distribution fee with respect to Class B and L shares calculated at an annual rate of 0.75% of the average daily net assets for each class, respectively.

For the six months ended April 30, 2002, total Distribution Plan fees incurred were:

                             CLASS A       CLASS B      CLASS L
--------------------------------------------------------------------------------
Distribution Plan Fees        $1,293       $15,563       $9,133
--------------------------------------------------------------------------------
All officers and one Director of the Fund are employees of SSB.

3.  Investments

During the six months ended April 30, 2002, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases                                              $484,306
--------------------------------------------------------------------------------
Sales                                                  $981,210
--------------------------------------------------------------------------------
At April 30, 2002, aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

--------------------------------------------------------------------------------
Gross unrealized appreciation                       $   138,107
Gross unrealized depreciation                        (2,970,901)
--------------------------------------------------------------------------------
Net unrealized depreciation                         $(2,832,794)
--------------------------------------------------------------------------------

4. Forward Foreign Currency Contracts

At April 30, 2002, the Fund had no open forward foreign currency contracts.


12    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
 NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

5.  Option Contracts

Premiums paid when put or call options are purchased by the Fund represent investments, which are marked-to-market daily. When a purchased option expires, the Fund will realize a loss in the amount of the premium paid. When the Fund enters into a closing sales transaction, the portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Fund exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the amount of the premium originally paid. When the Fund exercises a call option, the cost of the security that the Fund purchases upon exercise will be increased by the premium originally paid.

At April 30, 2002, the Fund had no open purchased call or put options.

When a Fund writes a call or put option, an amount equal to the premium received by the Fund is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Fund realizes a gain. When the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the cost of the security sold will be decreased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Fund enters into options for hedging purposes. The risk in writing a call option is that the Fund gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Fund is exposed to the risk of loss if the market price of the underlying security declines.

During the six months ended April 30, 2002, the Fund did not write any options.

6.  Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are received or made and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund's basis in the contract.

The Fund enters into such contracts to hedge a portion of its portfolio. The Fund bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts).

At April 30, 2002, the Fund had no open futures contracts.

7.  Repurchase Agreements

The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral (plus accrued interest) in amounts at least equal to the repurchase price.

8.  Concentration of Risks

The Fund normally invests at least 80% of its assets in media & telecommunications related investments. As a result of this concentration policy, the Fund's investment may be subject to greater risk and market fluctuation than a fund that invests in securities representing a broader range of investment alternatives.


13    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

The Funds' investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in a foreign currency and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which could affect the market and/or credit risk of the investments.

In addition to the risks described above, risks may arise from forward foreign currency contracts with respect to the potential inability of counterparties to meet the terms of their contracts.

9.  Capital Shares

At April 30, 2002, the Fund had 400 million shares of capital stock authorized with a par value of $0.001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest in the Fund and has the same rights, except that each class bears certain expenses specifically related to the distribution of its shares.

At April 30, 2002, total paid-in capital amounted to the following for each class:

                                CLASS A         CLASS B          CLASS L
--------------------------------------------------------------------------------
Total Paid-in Capital          $1,643,972     $5,490,684       $2,992,484
--------------------------------------------------------------------------------

10.  Assumption of Expenses

The Manager has voluntarily agreed to pay a portion of the expenses of the Fund for the six months ended April 30, 2002, which amounted to $38,196 to maintain a voluntary expense limitation of 1.50%, 2.25% and 2.25% for Class A, Class B and Class L Shares, respectively, of each classes of shares average daily net assets. This voluntary expense limitation may be discontinued at any time.

11.  Capital Loss Carryforward

At October 31, 2001, the Fund had, for Federal income tax purposes, a capital loss carryforward of approximately $1,029,000, available to offset future capital gains of which $54,000 expires October 31, 2008 and $975,000 expires on October 31, 2009. To the extent that these carryforward losses are used to offset capital gains, it is probable that any gains so offset will not be distributed.

Transactions in shares of each class were as follows:

                                                           SIX MONTHS ENDED
                                                            APRIL 30, 2002                                   YEAR ENDED
                                                              (unaudited)                                 OCTOBER 31, 2001
                                                 -----------------------------------           -------------------------------------
                                                   SHARES                  AMOUNT                 SHARES                 AMOUNT
====================================================================================================================================
CLASS A
Shares sold                                         14,315                 $  97,492               200,087              $1,796,950
Shares issued on reinvestment                           --                        --                 1,039                   9,251
Shares reacquired                                  (32,943)                 (207,633)             (158,061)             (1,349,104)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (18,628)                $(110,141)               43,065              $  457,097
------------------------------------------------------------------------------------------------------------------------------------

CLASS B
Shares sold                                         22,137                 $ 137,297               105,199              $  945,386
Shares issued on reinvestment                           --                        --                 2,057                  18,289
Shares reacquired                                  (49,939)                 (333,619)              (97,147)               (818,734)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (27,802)                $(196,322)               10,109              $  144,941
------------------------------------------------------------------------------------------------------------------------------------

CLASS L
Shares sold                                         17,018                 $ 113,943               146,357              $1,354,462
Shares issued on reinvestment                           --                        --                 1,128                  10,026
Shares reacquired                                  (55,742)                 (357,816)              (71,214)               (570,972)
------------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease)                            (38,724)                $(243,873)               76,271              $  793,516
====================================================================================================================================


14    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

FINANCIAL HIGHLIGHTS

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                                           AUGUST 31, 2000
                                                 SIX MONTHS ENDED                                         (COMMENCEMENT OF
                                                  APRIL 30, 2002                 YEAR ENDED                OPERATIONS) TO
CLASS A SHARES                                      (unaudited)               OCTOBER 31, 2001            OCTOBER 31, 2000*
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $6.40                       $10.48                       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                 (0.01)                       (0.03)                       (0.09)
   Net realized and unrealized loss                    (0.57)                       (4.01)                       (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Total Loss From Operations                             (0.58)                       (4.04)                       (0.92)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --                        (0.04)                          --
   Dividends in excess of net investment income**         --                           --                           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --                        (0.04)                          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $5.82                        $6.40                       $10.48
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (9.06)%++                   (38.62)%                      (8.07)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                       $830                       $1,031                       $1,237
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                             1.50%+                       1.50%                        1.52%+
   Net investment loss                                 (0.33)%+                     (0.33)%                      (0.35)%+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    8%                          44%                           3%
====================================================================================================================================
NOTE: IF THE MANAGER OF THE FUND HAD NOT  VOLUNTARILY  WAIVED A PORTION OF THEIR
      FEES, THE NET INVESTMENT INCOME (LOSS) PER SHARE AND THE RATIOS WOULD HAVE
      BEEN AS FOLLOWS:

      Net investment loss per share                   $(0.08)                     $ (0.21)                      $(0.09)
      RATIOS:
      Expenses to average net assets                    3.62%+                       3.62%                        7.08%+
      Net investment loss to average net assets        (2.45)%+                     (2.45)%                      (5.21)%+
====================================================================================================================================

* NOTE: THE PER SHARE AMOUNTS WERE COMPUTED USING MONTHLY AVERAGE OF SHARES DURING THE PERIOD.
**   THE PER SHARE  AMOUNT IS UNDER $0.01.
+    ANNUALIZED
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

                       SEE NOTES TO FINANCIAL STATEMENTS.


15    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                                           AUGUST 31, 2000
                                                 SIX MONTHS ENDED                                         (COMMENCEMENT OF
                                                  APRIL 30, 2002                 YEAR ENDED                OPERATIONS) TO
CLASS B SHARES                                      (unaudited)               OCTOBER 31, 2001            OCTOBER 31, 2000*
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                   $6.35                       $10.47                       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                 (0.04)                       (0.09)                       (0.10)
   Net realized and unrealized loss                    (0.55)                       (3.99)                       (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Total Loss From Operations                             (0.59)                       (4.08)                       (0.93)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --                        (0.04)                          --
   Dividends in excess of net investment income**         --                           --                           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --                        (0.04)                          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $5.76                        $6.35                       $10.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (9.29)%++                   (39.09)%                      (8.16)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                     $2,764                       $3,225                       $5,212
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                             2.25%+                       2.25%                        2.29%+
   Net investment loss                                 (1.08)%+                     (1.08)%                      (0.36)%+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    8%                          44%                           3%
====================================================================================================================================
NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES,
      THE NET  INVESTMENT  LOSS PER  SHARE  AND THE  RATIOS  WOULD  HAVE BEEN AS
      FOLLOWS:

      Net investment loss per share                  $ (0.10)                     $ (0.26)                     $ (0.10)
      RATIOS:
      Expenses to average net assets                    4.37%+                       4.37%                        7.85%+
      Net investment loss to average net assets        (3.20)%+                     (3.20)%                      (5.92)%+
------------------------------------------------------------------------------------------------------------------------------------

* NOTE: THE PER SHARE AMOUNTS WERE COMPUTED USING MONTHLY AVERAGE OF SHARES DURING THE PERIOD.
**   THE PER SHARE AMOUNT IS UNDER $0.01.
+    ANNUALIZED
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

                       SEE NOTES TO FINANCIAL STATEMENTS.


16    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

FOR A SHARE OF EACH CLASS OF CAPITAL STOCK:

                                                                                                           AUGUST 31, 2000
                                                 SIX MONTHS ENDED                                          (COMMENCEMENT OF
                                                  APRIL 30, 2002                 YEAR ENDED                 OPERATIONS) TO
CLASS L SHARES                                      (unaudited)               OCTOBER 31, 2001             OCTOBER 31, 2000*
====================================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                   $6.35                       $10.47                       $11.40
------------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM OPERATIONS:
   Net investment loss                                 (0.04)                       (0.09)                       (0.10)
   Net realized and unrealized loss                    (0.56)                       (3.99)                       (0.83)
------------------------------------------------------------------------------------------------------------------------------------
Total Loss From Operations                             (0.60)                       (4.08)                       (0.93)
------------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS FROM:
   Net investment income                                  --                        (0.04)                          --
   Dividends in excess of net investment income**         --                           --                           --
------------------------------------------------------------------------------------------------------------------------------------
Total Distributions                                       --                        (0.04)                          --
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $5.75                        $6.35                       $10.47
------------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                           (9.45)%++                   (39.09)%                      (8.16)%++
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS, END OF PERIOD (000'S)                     $1,487                       $1,886                       $2,312
------------------------------------------------------------------------------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
   Expenses                                             2.25%+                       2.25%                        2.28%+
   Net investment loss                                 (1.08)%+                     (1.06)%                      (0.40)%+
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE                                    8%                          44%                           3%
====================================================================================================================================
NOTE: IF AGENTS OF THE FUND HAD NOT VOLUNTARILY  WAIVED A PORTION OF THEIR FEES,
      THE NET  INVESTMENT  LOSS PER  SHARE  AND THE  RATIOS  WOULD  HAVE BEEN AS
      FOLLOWS:

      Net investment loss per share                  $ (0.10)                     $ (0.26)                     $ (0.10)
      RATIOS:
      Expenses to average net assets                    4.37%+                       4.37%                        7.85%+
      Net investment loss to average net assets        (3.20)%+                     (3.18)%                      (5.96)%+
====================================================================================================================================

* NOTE: THE PER SHARE AMOUNTS WERE COMPUTED USING MONTHLY AVERAGE OF SHARES DURING THE PERIOD.
**   THE PER SHARE AMOUNT IS UNDER $0.01.
+    ANNUALIZED
++ TOTAL RETURN IS NOT ANNUALIZED, AS IT MAY NOT BE REPRESENTATIVE OF THE TOTAL RETURN FOR THE YEAR.

                       SEE NOTES TO FINANCIAL STATEMENTS.


17    SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND |
                                         2002 Semi-annual Report to Shareholders
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

                                  SMITH BARNEY
                     GLOBAL MEDIA & TELECOMMUNICATIONS FUND

DIRECTORS
Herbert Barg
Alfred J. Bianchetti
Dwight B. Crane
Burt N. Dorsett
Elliot S. Jaffe
Stephen E. Kaufman
Joseph J. McCann
Heath B. McLendon, Chairman
Cornelius C. Rose, Jr.


OFFICERS
Heath B. McLendon
President and Chief Executive Officer

Lewis E. Daidone
Senior Vice President and Chief Administrative Officer

Richard Peteka
Chief Financial Officer and Treasurer

Kaprel Ozsolak
Controller

Christina T. Sydor
Secretary

INVESTMENT MANAGER
Smith Barney Fund Management LLC

INVESTMENT SUBADVISER
Citigroup Asset Management Ltd.

DISTRIBUTOR
Salomon Smith Barney Inc.

CUSTODIAN
State Street Bank & Trust Co.

TRANSFER AGENT
Travelers Bank  & Trust, fsb.
125 Broad Street, 11th Floor
New York, New York 10004

SUB-TRANSFER AGENT
PFPCGlobal Fund Services
P.O. Box 9699
Providence, Rhode Island
02940-9699

     SMITH BARNEY GLOBAL MEDIA & TELECOMMUNICATIONS FUND
--------------------------------------------------------------------------------

This report is submitted for general information of the shareholders of Smith Barney Sector Series Inc. -- Smith Barney Global Media & Telecommunications Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus, which gives details about charges, expenses, investment objectives and operating policies of the Fund. If used as sales material after July 31, 2002, this report must be accompanied by performance information for the most recently completed calendar quarter.

SMITH BARNEY GLOBAL MEDIA &
   TELECOMMUNICATIONS FUND
Smith Barney Mutual Funds
125 Broad Street, MF-2
New York, New York 10004

For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

WWW.SMITHBARNEY.COM/MUTUALFUNDS

[LOGO SALOMON SMITH BARNEY]

Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

FD02554 6/02